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UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . . . .19.3
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-6352

ING Series Fund, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ			85258
(Address of principal executive offices)			(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2006

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Funds

Annual Report

March 31, 2006

ING Aeltus Money Market Fund

Classes A, B, C and I

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall in my last letter, I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

I am happy to report that that enthusiasm is continuing to thrive. With the New Year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” are more than words, they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the ING Diversified International Fund. The new Fund is among those that we launched in January but it is unique in that it is a fund-of-funds. It is also, we believe, simply an easier way to invest internationally.

The ING Diversified International Fund brings together six distinct, international mutual funds, each managed by well-known asset managers who specialize in key international sub-asset classes. What’s more, the Fund is periodically reviewed by a seasoned team of ING asset allocation experts who re-adjust the Fund’s allocation based on prevailing market conditions.

Best of all: we’ve made it easy. With just one investment, investors can now acquire a broadly diversified, actively managed international equity portfolio.

The ING Diversified International Fund marks one more way that we at ING Funds are continuing to offer you the global expertise, product innovation and world-class service that you have come to expect from us.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy

President

ING Funds

April 10, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Fund Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

MARKET PERSPECTIVE: YEAR ENDED MARCH 31, 2006

As we discussed in our semi-annual report, the main issue for U.S. fixed-income investors for over a year had been the unexpected flattening of the U.S. Treasury yield curve, i.e. the shrinking difference between short-term and long-term interest rates. Between June 2004 and September 30, 2005 the Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25 basis points eleven times, pulling other short-term rates up as well. However, the yield on the ten-year U.S. Treasury Note had actually fallen by 29 basis points over the same period. This was due to an apparently growing perception in the market that inflation was a problem solved, due to a vigilant Federal Reserve Board, cheap goods and labor abroad and consistent productivity growth at home. In addition foreign investors’ hunger for U.S. investments kept U.S. Treasury yields down at the long end. There were times during the last three months of 2005 that the trend seemed about to break: for example when already high energy prices, then affected by Hurricanes Katrina and Rita, looked to be filtering through to the general price level. Yet, ultimately, the forces of curve flattening prevailed. By year-end the FOMC had raised rates twice more, oil prices and the inflation scare had subsided and foreigners were still buying record amounts of U.S. securities.

With the new year came the retirement of Alan Greenspan after 18 years as Chairman of the Federal Reserve Board. Chairing his final FOMC meeting on the last day of January 2006, he fired his parting shot at inflation with the fourteenth rate increase, before riding off to the lecture circuit. Many of Mr. Greenspan’s legions of admirers consider him the greatest central banker of all time, for his presumed role in creating generally stable and prosperous conditions in the U.S. But one should note the view is by no means unanimous. Without doubt, Greenspan’s actions greatly moderated the economic damage from the various crises he had to confront: the stock market crash of 1987, the Asian meltdown, Russian default and Long Term Capital failure of 1997/8, the bursting of the stock market bubble in 2000 and the economic aftermath of 9/11. The low inflation and productivity driven growth that we have come to expect is the product not of monetary policy but globalization and the relentless infusion of technology and the Internet in flexible American workplaces. Greenspan’s critics argue moreover, that his failure to cool the “irrational exuberance” in stock prices increased the need for monetary loosening later. A new bubble was inflated, this time in housing prices, which made consumers feel richer and promoted a spending spree that on the Chairman Greenspan’s last day saw a U.S. current account deficit in excess of 6% of gross domestic product (“GDP”) and negative savings rates in eight months out of the last nine. Nonetheless, incoming Chairman Dr. Ben Bernanke quickly confirmed that he would maintain the focus of his predecessor.

The other fixed-income “event” of early 2006 was the sale in February of 30-year Treasury Bonds for the first time since 2001. The sale went well: so much so that its yield immediately fell below that of the 10-year U.S. Treasury Note. In fact, by March 2006 month-end, the yield curve had slightly inverted along much of its range, and the spread of the ten-year U.S. Treasury yield over the 13-week Bill yield stood at 0.04%, the lowest since January 18, 2001. This largely disappeared in March 2006 as fourth quarter core inflation was reported at an uncomfortable 2.4% and Mr Bernanke’s FOMC raised the federal funds rate for the fifteenth time. This action sent the yield on the ten-year U.S. Treasury Note to the highest since before the FOMC started tightening. For the six-month period ended March 31, 2006, the yield rose by 52 basis points to 4.9%, while the yield on the three-month U.S. Treasury Bill, a closer relative of the federal funds rate, increased by 105 basis points to 4.5%. The broader Lehman Brothers Aggregate Bond Index(1) fell by 6 basis points (returning 2.3% for the year ended March 31, 2006), but the Lehman Brothers High Yield Bond Index(2) returned 3.6% (returning 7.4% for the year ended March 31, 2006).

In other markets, global equities registered solid gains in the second six months ended March 31, 2006, especially overseas. U.S. stocks in the form of the Standard and Poor’s 500® Composite Stock Price Index(3) (“S&P 500® Index”), gained 6.4% (11.7% for the year ended March 31, 2006), supported by continuing double-digit profits growth, but tempered by rising interest rates, high energy prices and by occasional weak housing data that threatened to undermine the foundations of consumer demand. Outside the U.S. (based on Morgan Stanley Capital International (“MSCI”) indices including net dividends and calculated in dollars), the MSCI Japan® Index(4) soared 19.4% (37.3% for the year ended March 31, 2006) on a practically uninterrupted flow of bullish news about rising wages, the end of deflation and GDP growth better than 5%, led at last by domestic demand. The MSCI Europe ex UK® Index(5) climbed 15.5% (24.0% for the year ended March 31, 2006) and the MSCI UK® Index(6) added 8.5% (14.7% for the year ended March 31, 2006), mostly in the later months, with much of the buying interest, in the face of generally gloomy economic reports, inspired by the busiest quarter for merger and acquisition activity since 2000. As for currencies, the dollar’s unexpectedly powerful run of the first three quarters extended to the end of 2005 before stalling in 2006. The strength had been attributed to relatively high U.S. interest rates, the re-cycling of oil exporters’ burgeoning wealth into dollar denominated securities, foreign investors in Japanese stocks hedging their currency risk and the tax-related “repatriation” into dollars of U.S. corporations’ foreign currency balances. Each of these dynamics was losing steam by the end of 2005. For the six-month period ended March 31, 2006, the U.S. dollar fell 0.8% against the euro, but gained 3.8% against the yen, and 1.7% against the pound (gaining 7.0% against the euro, 9.9% against the yen, and 8.8% against the pound for the year ended March 31, 2006).

(1)  The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.

(2)  The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(3)  The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

ING AELTUS MONEY MARKET FUND	PORTFOLIO MANAGERS’ REPORT

ING Aeltus Money Market Fund (the “Fund”) seeks to provide investors with a high level of current return, consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share. The Fund is managed by David S. Yealy, Portfolio Manager, ING Investment Management Co. — the Sub-Adviser.

Portfolio Specifics: Economic growth remained strong during the 12-month period while core inflation remained elevated and the unemployment rate continued its decline. Against this economic backdrop, the Federal Reserve Board’s Federal Open Market Committee (FOMC) continued its measured pace of increasing short-term interest rates. During the most recent 12-month period, the FOMC raised the federal funds rate from 2.75% as of March 31, 2005 to 4.75% as of March 31, 2006 in 0.25% increments at each of the FOMC meetings during the period. The FOMC has now raised rates at 15 consecutive meetings for a total of 3.75% since they started raising rates in June 2004. Yields for short-term money market securities and for money market funds increased in direct response to the FOMC rate moves.

The Fund maintained a high concentration of interest sensitive, floating rate securities and focused new purchases on very short-term maturities that typically matured prior to or just after the next Fed meeting, which added to the relative performance of the Fund. Within the floating rate security sector, we overweighted floaters that reset either weekly or monthly as opposed to quarterly, thereby capturing the rate increases sooner. The Fund had purchased a limited amount of longer-term maturity securities in mid-2004 that originally added to performance in 2004. However, these securities were a small drag on performance early in the period as the FOMC increased rates higher than what was priced in at the time of purchase. Those securities matured in April and May 2005 and the proceeds were reinvested in better performing floating rate securities and very short-term securities.

Current Strategy and Outlook: The short-term market consensus, as of the end of March 2006, indicates that the federal funds rate may be increased by the FOMC to at least 5%. We anticipate that the FOMC may keep raising the federal funds rate to 5.25% or higher in response to wage inflation pressures due to a tightening labor market with the unemployment rate currently at 4.7%. Our strategy continues to be one of focusing new purchases until the next FOMC meeting, maintaining a high exposure to floating rate notes, and making selective purchases in the three-month and under maturity sector where yield levels fully price in 0.25% increases at each of the FOMC meetings in between. We plan on keeping our weighted average maturity relatively short until the markets start to price in a more aggressive FOMC than what is currently priced into the market or the FOMC reaches the end of its tightening phase.

Principal Risk Factor(s): An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The views expressed in this report reflect those of the portfolio manager only through the end of the period as stated on the cover. The portfolio manager’s views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b–1) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ING Aeltus Money Market Fund	Beginning Account Value October 31, 2005	Ending Account Value March 31, 2006	Annualized Expense Ratio	Expenses Paid During the Six Months Ended March 31, 2006*
Actual Fund Return
Class A	$1,000.00	$1,019.00	0.61%	$3.07
Class B	1,000.00	1,014.00	1.61	8.08
Class C	1,000.00	1,018.90	0.61	3.07
Class I	1,000.00	1,019.00	0.61	3.07
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,021.89	0.61%	$3.07
Class B	1,000.00	1,016.90	1.61	8.10
Class C	1,000.00	1,021.89	0.61	3.07
Class I	1,000.00	1,021.89	0.61	3.07

*         Expenses are equal to the Fund’s annualized net expense ratios for each share class multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders

of ING Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities of ING Aeltus Money Market Fund, a series of ING Series Fund, Inc., including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and for all years or periods presented prior to April 1, 2002. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2003, were audited by other independent registered public accountants whose report dated May 23, 2003 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, and indicated as having been audited by us, present fairly, in all material respects, the financial position of ING Aeltus Money Market Fund as of March 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for the periods specified in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 22, 2006

STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2006

ASSETS:
Short-term investments at amortized cost	$192,139,635
Repurchase agreement	27,711,000
Cash	81,911
Receivables:
Investment securities sold	2,300,674
Fund shares sold	562,392
Dividends and interest	645,403
Prepaid expenses	27,060
Total assets	223,468,075
LIABILITIES:
Payable for investment securities purchased	2,300,453
Payable for fund shares redeemed	1,133,103
Income distribution payable	10,014
Payable to affiliates	87,694
Payable for director fees	10,272
Other accrued expenses and liabilities	107,336
Total liabilities	3,648,872
NET ASSETS	$219,819,203
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$219,950,573
Undistributed net investment income	4,799
Accumulated net realized loss on investments	(136,169)
NET ASSETS	$219,819,203

See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2006

Class A:
Net assets	$145,997,334
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	146,078,646
Net asset value and redemption price per share	$1.00
Maximum offering price per share	$1.00

Class B:
Net assets	$2,883,671
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	2,885,960
Net asset value and redemption price per share(1)	$1.00
Maximum offering price per share	$1.00

Class C:
Net assets	$5,399,613
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	5,403,819
Net asset value and redemption price per share(1)	$1.00
Maximum offering price per share	$1.00

Class I:
Net assets	$65,538,585
Shares authorized	1,000,000,000
Par value	$0.001
Shares outstanding	65,584,640
Net asset value and redemption price per share	$1.00
Maximum offering price per share	$1.00

(1) Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME:
Interest	$8,009,818
Total investment income	8,009,818
EXPENSES:
Investment management fees	842,018
Distribution and service fees:
Class B	35,761
Transfer agent fees	89,720
Administrative service fees	168,405
Shareholder reporting expense	23,049
Registration fees	81,483
Professional fees	34,300
Custody and accounting expense	14,600
Director fees	14,738
Miscellaneous expense	11,920
Total expenses	1,315,994
Net investment income	6,693,824
REALIZED GAIN ON INVESTMENTS:
Reimbursement by affiliate for investment transaction losses	153,298
Net realized gain on investments	9,755
Net realized gain on investments and reimbursement by affiliate	163,053
Net increase in net assets resulting from operations	$6,856,877

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2006	Year Ended March 31, 2005
FROM OPERATIONS:
Net investment income	$6,693,824	$2,498,722
Net realized gain on investments and reimbursement from affiliate	163,053	345,999
Net increase in net assets resulting from operations	6,856,877	2,844,721
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(4,279,487)	(1,510,641)
Class B	(79,285)	(22,356)
Class C	(183,936)	(58,265)
Class I	(2,294,139)	(884,424)
Total distributions	(6,836,847)	(2,475,686)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	321,919,795	181,061,444
Dividends reinvested	6,678,124	2,405,134
	328,597,919	183,466,578
Cost of shares redeemed	(314,531,215)	(217,329,078)
Net increase (decrease) in net assets resulting from capital share transactions	14,066,704	(33,862,500)
Net increase (decrease) in net assets	14,086,734	(33,493,465)
NET ASSETS:
Beginning of year	205,732,469	239,225,934
End of year	$219,819,203	$205,732,469
Undistributed net investment at end of year	$4,799	$147,822

See Accompanying Notes to Financial Statements

Ing AELTUS MONEY MARKET FUND	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class A
	Year Ended March 31,							Five Months Ended March 31, 2002(1)(2)	Year Ended October 31, 2001
	2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00		1.00		1.00	1.00	1.00
Income from investment operations:
Net investment income	$0.03		0.01		0.00	*	0.01	0.01	0.05
Total from investment operations	$0.03		0.01		0.00	*	0.01	0.01	0.05
Less distributions from:
Net investment income	$0.03		0.01		0.00	*	0.01	0.01	0.05
Total distributions	$0.03		0.01		0.00	*	0.01	0.01	0.05
Net asset value, end of period	$1.00		1.00		1.00		1.00	1.00	1.00
Total Return(3)%	3.31	†	1.17	†	0.47	†	1.08	0.70	4.58
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$145,997		125,642		138,666		174,475	205,147	209,870
Ratios to average net assets:
Net expenses after expense reimbursement(4)%	0.61		0.62		0.73		0.69	0.70	0.64
Gross expenses prior to expense reimbursement(4)%	0.61		0.62		0.73		0.69	0.70	0.64
Net investment income after expense reimbursement(4)(5)%	3.21		1.16		0.47		1.11	1.67	4.51

	Class B
	Year Ended March 31,								Five Months Ended March 31, 2002(1)(2)		Year Ended October 31, 2001
	2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00		1.00		1.00		1.00		1.00
Income from investment operations:
Net investment income	$0.02		0.01		0.00	*	0.00	*	0.00	*	0.03
Total from investment operations	$0.02		0.01		0.00	*	0.00	*	0.00	*	0.03
Less distributions from:
Net investment income	$0.02		0.01		0.00	*	0.00	*	0.00	*	0.03
Total distributions	$0.02		0.01		0.00	*	0.00	*	0.00	*	0.03
Net asset value, end of period	$1.00		1.00		1.00		1.00		1.00		1.00
Total Return(3)%	2.29	†	0.53	†	0.17	†	0.22		0.29		3.55
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$2,884		3,766		4,007		6,063		1,880		1,199
Ratios to average net assets:
Net expenses after expense reimbursement(4)(5)%	1.61		1.24		1.04		1.53		1.70		1.64
Gross expenses prior to expense reimbursement(4)%	1.61		1.62		1.73		1.70		1.70		1.64
Net investment income after expense reimbursement(4)(5)%	2.14		0.52		0.17		0.19		0.67		3.51

(1)     The Fund changed its fiscal year-end from October 31 to March 31.

(2)     Effective March 1, 2002, ING Investments, LLC, became the Investment Manager of the Fund and ING Investment Management Co., was appointed as Sub-Adviser.

(3)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)     Annualized for periods less than one year.

(5)     ING Funds Distributor, LLC, voluntarily waived 0.38%, 0.69% and 0.17% of distribution and services fees on Class B during the years ended March 31, 2005, March 31, 2004, and March 31 2003, respectively.

*         Amount is less than $0.01 per share.

†          There was no impact on total return by the reimbursement by affiliate for investment transaction losses.

See Accompanying Notes to Financial Statements

Ing AELTUS MONEY MARKET FUND (CONTINUED)	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Class C
	Year Ended March 31,							Five Months Ended March 31, 2002(1)(2)	Year Ended October 31, 2001
	2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00		1.00		1.00	1.00	1.00
Income from investment operations:
Net investment income	$0.03		0.01		0.00	*	0.01	0.01	0.05
Total from investment operations	$0.03		0.01		0.00	*	0.01	0.01	0.05
Less distributions from:
Net investment income	$0.03		0.01		0.00	*	0.01	0.01	0.05
Total distributions	$0.03		0.01		0.00	*	0.01	0.01	0.05
Net asset value, end of period	$1.00		1.00		1.00		1.00	1.00	1.00
Total Return(3)%	3.30	†	1.17	†	0.47	†	1.08	0.70	4.58
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$5,400		4,778		5,615		8,419	10,866	12,013
Ratios to average net assets:
Net expenses after expense reimbursement(4)%	0.61		0.62		0.73		0.69	0.70	0.64
Gross expenses prior to expense reimbursement(4)%	0.61		0.62		0.73		0.69	0.70	0.64
Net investment income after expense reimbursement(4)%	3.22		1.14		0.47		1.10	1.67	4.51

	Class I
	Year Ended March 31,							Five Months Ended March 31, 2002(1)(2)	Year Ended October 31, 2001
	2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00		1.00		1.00	1.00	1.00
Income from investment operations:
Net investment income	$0.03		0.01		0.00	*	0.01	0.01	0.05
Total from investment operations	$0.03		0.01		0.00	*	0.01	0.01	0.05
Less distributions from:
Net investment income	$0.03		0.01		0.00	*	0.01	0.01	0.05
Total distributions	$0.03		0.01		0.00	*	0.01	0.01	0.05
Net asset value, end of period	$1.00		1.00		1.00		1.00	1.00	1.00
Total Return(3)%	3.31	†	1.17	†	0.47	††	1.08	0.70	4.58
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$65,539		71,495		90,938		145,142	208,063	239,531
Ratios to average net assets:
Net expenses after expense reimbursement(4)%	0.61		0.62		0.73		0.69	0.70	0.64
Gross expenses prior to expense reimbursement(4)%	0.61		0.62		0.73		0.69	0.70	0.64
Net investment income after expense reimbursement(4)%	3.17		1.13		0.47		1.12	1.67	4.51

(1)     The Fund changed its fiscal year-end from October 31 to March 31.

(2)     Effective March 1, 2002, ING Investments, LLC, became the Investment Manager of the Fund and ING Investment Management Co., was appointed as Sub-Adviser.

(3)     Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)     Annualized for periods less than one year.

*         Amount is less than $0.01 per share.

†          There was no impact on total return by the reimbursement by affiliate for investment transaction losses.

††    Total return without the effect of reimbursement by affiliate for investment transaction losses would have been (0.53%) for Class I.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2006

NOTE 1 — ORGANIZATION

Organization. The ING Series Fund, Inc. is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company. There are fifteen separate funds, which comprise ING Series Fund, Inc. The fund that is in this report is ING Aeltus Money Market Fund (“Fund”). The Fund offers the following classes of shares: Class A, Class B, Class C and Class I. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata based on the average daily net assets of each class, without discrimination between share classes. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

ING Investments, LLC (“ING Investments”), serves as the Investment Manager to the Fund. ING Investments has engaged ING Investment Management Co. (“ING IM”), to serve as the Sub-Adviser to the Funds. ING Funds Distributor, LLC (“Distributor”) is the principal underwriter of the Fund. The Distributor, ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial service organizations in the world, and offers an array of banking, insurance and asset management services to both individual and institutional investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statement, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.                    The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity.

B.                      Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.

C.                      Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Dividends are declared daily from net investment income and paid monthly. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.                     Federal Income Taxes. It is the policy of the Fund to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.                       Use of Estimates. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

F.                       Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will receive, as collateral securities, acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.                      Illiquid and Restricted Securities. The Fund may not invest more than 10% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. The Fund may also invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended, (“1933 Act”) or securities offered pursuant to Section 4(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board of Directors (“Board”) or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Fund has entered into an Investment Management Agreement with ING Investments (“Investment Manager”). The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, based on the average daily net assets of the Fund, at the following annual rates:

0.400% of the first $500 million, 0.350% of the next $500 million, 0.340% of the next $1 billion, 0.330% of the next $1 billion and 0.300% in excess of $3 billion.

The Investment Manager has entered into a Sub-Advisory Agreement with ING IM. ING IM manages the Funds’ assets in accordance with the Fund’s investment objectives, policies, and limitations, subject to oversight by the Investment Manager.

Pursuant to an Administration Agreement, ING Funds Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

NOTE 4 — DISTRIBUTION AND SERVICE FEES

Each share class of the Fund (except as noted below) has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following rates:

Class A	Class B	Class C	Class I
N/A	1.00%	N/A	N/A

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At March 31, 2006, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 3 and 4):

Accrued Investment Management Fees	Accrued Administrative Fees	Accrued Distribution and Service Fees	Total
$70,971	$14,194	$2,529	$87,694

During the year ended March 31, 2006, ING Investments voluntarily reimbursed the Fund $153,298 for investment transactions which occurred in prior years.

At March 31, 2006, ILIAC owned 29.0% of the Fund. Also at March 31, 2006, ING National Trust, an indirect, wholly-owned subsidiary of ING Groep, owned 20.3% of the Fund.

The Fund has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors fees payable. The deferred fees are invested in various funds advised by ING Investments, until distribution in accordance with the Plan.

NOTE 6 — CAPITAL SHARE TRANSACTIONS

Transaction in capital shares and dollars were as follows:

	Class A Shares		Class B Shares
	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Number of Shares
Shares sold	284,961,591	148,812,642	2,612,367	3,775,766
Dividends reinvested	4,234,454	1,491,868	63,225	18,259
Shares redeemed	(268,883,856)	(163,503,778)	(3,557,400)	(4,033,700)
Net increase (decrease) in shares outstanding	20,312,189	(13,199,268)	(881,808)	(239,675)
$
Shares sold	$284,961,591	$148,816,742	$2,612,367	$3,775,607
Dividends reinvested	4,234,454	1,491,868	63,225	18,259
Shares redeemed	(268,883,856)	(163,503,778)	(3,557,400)	(4,033,700)
Net increase (decrease)	$20,312,189	$(13,195,168)	$(881,808)	$(239,834)

	Class C Shares		Class I Shares
	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2006	Year Ended March 31, 2005
Number of Shares
Shares sold	6,291,588	1,999,786	28,054,249	26,469,902
Dividends reinvested	178,394	57,450	2,202,051	837,557
Shares redeemed	(5,849,122)	(2,902,043)	(36,240,837)	(46,889,557)
Net increase (decrease) in shares outstanding	620,860	(844,807)	(5,984,537)	(19,582,098)
$
Shares sold	$6,291,588	$1,999,986	$28,054,249	$26,469,109
Dividends reinvested	178,394	57,450	2,202,051	837,557
Shares redeemed	(5,849,122)	(2,902,043)	(36,240,837)	(46,889,557)
Net increase (decrease)	$620,860	$(844,607)	$(5,984,537)	$(19,582,891)

NOTE 7 — ILLIQUID SECURITIES

The Fund may invest up to 10% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board the following securities have been deemed to be illiquid.

Security	Principal Amount/ Shares	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Newcastle CDO I Ltd., 4.839%, due 09/25/06	$3,000,000	09/22/05	$3,000,000	$3,000,000	1.4%
Newcastle CDO III Corp., 4.839%, due 10/24/06	3,000,000	10/23/03	3,000,000	3,000,000	1.4%
Goldman Sachs Group, Inc. 4.941%, due 02/14/07	2,000,000	02/13/06	2,000,000	2,000,000	0.9%
Money Market Trust Series A, 4.976%, due 05/11/07	6,700,000	07/30/04	6,700,000	6,700,000	3.0%
			$14,700,000	$14,700,000	6.7%

NOTE 8 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

There were no permanent tax differences to reclassify as of March 31, 2006.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends to shareholders from ordinary income were $6,836,847 for the year ended March 31, 2006, and $2,475,686 for the year ended March 31, 2005.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2006 were:

Undistributed Ordinary Income	Capital Loss Carryforwards	Expiration Dates
$14,813	$(136,169)	2009

NOTE 9 — SUBSEQUENT EVENTS

Dividends. Subsequent to March 31, 2006 the Fund declared dividends from net investment income of:

	Per Share Amount	Payable Date	Record Date
Class A	$0.0035	April 28, 2006	Daily
Class B	$0.0027	April 28, 2006	Daily
Class C	$0.0035	April 28, 2006	Daily
Class I	$0.0035	April 28, 2006	Daily

NOTE 10—PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies, related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the Fund’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

NOTE 11—QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at 1-800-992-0180.

PORTFOLIO OF INVESTMENTS
ING AELTUS MONEY MARKET FUND(1)	as of March 31, 2006

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 4.5%
$9,800,000		Washington Mutual Bank, 4.819%, due 05/31/06	$9,800,033
		Total Certificates of Deposit (Cost $9,800,033)	9,800,033
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.7%
2,000,000	#	Cheyne High Grade ABS CDO Ltd., 4.740%, due 11/10/06	2,000,000
3,000,000	#, I	Newcastle CDO I Ltd., 4.839%, due 09/25/06	3,000,000
3,000,000	#, I	Newcastle CDO III Corp., 4.839%, due 10/24/06	3,000,000
2,900,000	#	Putnam Structured Product CDO, 4.921%, due 05/15/06	2,900,000
1,700,000	#	Whitehawk CDO Funding Ltd., 4.930%, due 09/15/06	1,700,000
		Total Collateralized Mortgage Obligations (Cost $12,600,000)	12,600,000
COMMERCIAL PAPER: 25.2%
1,135,000	@@	Alliance & Leicester PLC, 4.640%, due 05/08/06 - 05/23/06	1,128,230
847,000	@@	ANZ National Intl., 4.610%, due 04/12/06	845,807
6,000,000		Barton Capital Corp., 4.800%, due 04/03/06	5,998,400
380,000		HBOS Treasury Services, 4.650%, due 04/04/06	379,853
8,400,000		Crown Point Capital Co., 4.730%, due 04/13/06	8,386,756
5,500,000		Duke Funding High Grade, 4.755%, due 04/19/06 - 04/26/06	5,484,985
1,325,000		Galaxy Funding, Inc., 4.840%, due 04/04/06	1,324,465
2,000,000		Goldman Sachs Group, Inc., 4.850%, due 04/06/06	1,998,653
300,000		IXIS Commercial, 4.730%, due 05/02/06	298,778
9,000,000		Monument Gardens Funding LLC, 4.735%, due 04/20/06 - 05/24/06	8,963,728
286,000		Old Line Funding Corp., 4.700%, due 04/19/06	285,328
2,000,000		Park Ave. Receivables Corp., 4.620%, due 04/04/06	1,999,230
7,000,000		Preferred Receivable Funding Corp., 4.880%, due 04/03/06	6,998,102
2,000,000		Societe Generale N A, Inc., 4.870%, due 04/03/06	1,999,459
2,000,000		Saint Germain Holdings Ltd., 4.700%, due 04/13/06	1,996,867
2,000,000		Swiss Re Financial Products, 4.830%, due 06/12/06	1,980,680
5,400,000		Verizon Global Funding Corp., 5.020%, due 01/12/07	5,400,000
		Total Commercial Paper (Cost $55,469,321)	55,469,321
CORPORATE NOTES: 48.4%
$4,750,000	#	Allstate Life Global Funding II, 4.879%, due 11/09/06	$4,751,505
1,900,000		Allstate Life Global Funding Trusts, 4.945%, due 09/22/06	1,900,082
4,900,000		American Express Bank FSB/Salt Lake City UT, 4.778%, due 01/26/07	4,900,000
2,600,000		American Express Bank FSB/Salt Lake City UT, 4.836%, due 12/01/06	2,600,669
610,000		American General Finance Corp., 4.004%, due 07/14/06	613,156
3,250,000	#	American General Finance Corp., 4.931%, due 04/13/07	3,249,968
3,500,000	@@, #	American Honda Finance Corp., 4.899%, due 09/18/06	3,500,000
2,000,000	#	Bank of New York, 4.858%, due 04/27/07	2,000,000
2,750,000		Barclays Bank PLC/New York, 4.723%, due 06/21/06	2,749,872
1,470,000		Bear Stearns Cos, Inc., 4.648%, due 05/01/06	1,472,175
2,350,000		Bear Stearns Cos, Inc., 4.861%, due 04/28/07	2,350,000
2,500,000		Bear Stearns Cos, Inc., 4.880%, due 05/05/07	2,500,000
5,000,000		BNP Paribas/New York, 4.710%, due 06/21/06	4,999,627
4,000,000		BNP Paribas SA, 4.969%, due 01/26/07	4,000,000
3,150,000	#	Cargill, Inc., 4.536%, due 05/01/06	3,154,252
1,350,000		Caterpillar Financial Services Corp., 4.890%, due 09/08/06	1,350,198
6,800,000	#	Concord Minutemen Capital Co. LLC, 4.720%, due 04/11/06	6,800,000
1,500,000		Credit Suisse/New York NY, 4.620%, due 04/24/07	1,500,120
5,000,000		General Electric Capital Corp., 4.949%, due 05/09/07	5,000,000
2,600,000		General Electric Capital Corp., 5.060%, due 09/18/06	2,601,690
1,500,000		Goldman Sachs Group, Inc., 4.810%, due 10/27/06	1,501,511
2,000,000	I	Goldman Sachs Group, Inc., 4.941%, due 02/14/07	2,000,000
2,200,000	#	Goldman Sachs Group, Inc., 4.951%, due 05/15/07	2,200,000
1,500,000		Goldman Sachs Group, Inc., 5.163%, due 01/09/07	1,501,691
1,400,000	@@, #	HBOS Treasury Services PLC, 4.876%, due 05/01/07	1,400,000
4,100,000	@@, #	HBOS Treasury Services PLC, 5.000%, due 04/24/07	4,100,000
500,000		Marshall & Ilsley Bank, 5.020%, due 10/02/06	500,049

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
ING AELTUS MONEY MARKET FUND(1)	as of March 31, 2006 (continued)

Principal Amount			Value
$6,700,000	#, I	Money Market Trust Series A, 4.976%, due 05/11/07	$6,700,000
1,000,000		Morgan Stanley, 4.705%, due 04/15/06	1,000,511
2,400,000		Morgan Stanley, 4.780%, due 11/09/06	2,401,110
2,800,000		Morgan Stanley, 5.185%, due 01/12/07	2,802,542
8,500,000		PNC Bank NA, 4.792%, due 01/29/07	8,499,801
3,975,000		Suntrust Bank, 4.640%, due 05/04/06	3,967,061
1,800,000		Washington Mutual Financial Corp., 4.677%, due 05/15/06	1,803,300
2,500,000		Wells Fargo & Co., 4.876%, due 05/02/07	2,500,000
1,600,000		Westpac Banking Corp./NY, 4.930%, due 04/11/07	1,600,000
		Total Corporate Notes (Cost $106,470,890)	106,470,890
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.6%
		Federal Home Loan Bank: 3.6%
5,700,000		4.769%, due 06/14/06	5,699,391
2,100,000		4.819%, due 07/21/06	2,100,000
		Total U.S. Government Agency Obligations: (Cost $7,799,391)	7,799,391

Principal Amount			Value
REPURCHASE AGREEMENT: 12.6%
$27,711,000	Goldman Sachs Repurchase Agreement dated 03/31/06, 4.790%, due 04/03/06, $27,722,061 to be received upon repurchase (Collateralized by $27,147,000 various U.S. Government Agency obligations, 4.625% - 6.250%, market value plus accrued interest $28,265,515, due 10/15/14 - 07/15/32)		$27,711,000
	Total Repurchase Agreement (Cost $27,711,000)		27,711,000
	Total Investments In Securities
	(Cost $219,850,635)*	100.0%	$219,850,635
	Other Assets and Liabilities-Net	(0.0)	(31,432)
	Net Assets	100.0%	$219,819,203

(1)                                  All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

ABS                       Asset-Backed Securities

CDO                      Collateralized Debt Obligations

@@                        Foreign Issuer

#                                         Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

I                                            Illiquid security

*                                         Cost for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

TAX INFORMATION (UNAUDITED)

Dividends paid during the year ended March 31, 2006 were as follows:

Fund Name	Type	Per Share Amount

ING Aeltus Money Market Fund
Class A	NII	$0.0326
Class B	NII	$0.0227
Class C	NII	$0.0325
Class I	NII	$0.0326

NII - Net investment income

Pursuant to Internal Revenue Code Section 871(k), the Fund designates 97.70% of ordinary distributions as interest-related dividends.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement and sub-advisory agreement for a fund will terminate automatically after the initial term of the agreement (which term may not exceed two years), unless continuation of the agreement is approved annually by the board of trustees or directors of the fund, including a majority of the trustees or directors who have no direct or indirect interest in the agreement and who are not “interested persons” of the fund (the “Independent Trustees”). Consistent with this requirement of the 1940 Act, the board (the “Board”) of certain of the mutual funds within the ING family of funds, including ING Aeltus Money Market Fund (each, a “Fund” and collectively the “Funds”) has established a process for considering on an annual basis approval of the continuation of the Investment Management Agreement for each Fund (the “Advisory Agreement”) with ING Investments, LLC (the “Adviser”) and the sub-advisory agreement for each Fund (collectively, the “Sub-Advisory Agreements”) with each sub-adviser of the Funds (the “Sub-Advisers”). Set forth below is a description of the process followed by the Board in considering approval of the continuation of each Advisory and Sub-Advisory Agreement (collectively, the “Agreements”), together with an explanation of many of the factors considered and related conclusions reached by the Board in voting to approve the continuation of each Agreement for an additional one-year period commencing January 1, 2006.

Overview of the Review Process

At a meeting of the Board held on December 14, 2005, the Board, including all of the Independent Trustees, voted to approve continuation of each of the existing Advisory and Sub-Advisory Agreements for the Funds. Prior to voting such approvals, the Board received the affirmative recommendation of the Contracts Committee of the Board, which is a Committee of the Board comprised of all of the Independent Trustees and exclusively of the Independent Trustees. The Contracts Committee recommended approval of the Advisory and Sub-Advisory Agreements after completing an extensive review of information requested by the Committee from the Adviser and each Sub-Adviser, including the following: (1) comparative performance data for each Fund for various time periods; (2) comparative data regarding management fees, including data regarding the fees charged by the Adviser and Sub-Advisers for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the Funds; (3) comparative data regarding the total expenses of each Fund; (4) copies of each form of Advisory Agreement and Sub-Advisory Agreement; (5) copies of the codes of ethics of the Adviser and each Sub-Adviser, together with information relating to the manner in which each code is administered; (6) financial statements of the Adviser and each Sub-Adviser; (7) profitability analyses for the Adviser and each Sub-Adviser with respect to each Fund, and all Funds as a group; (8) descriptions of the qualifications of the investment personnel responsible for managing each Fund, their compensation and their responsibilities with respect to managing other accounts or mutual funds; (9) descriptions of the services provided to the Funds, including the investment strategies and techniques used by each Sub-Adviser in managing the Funds; (10) data relating to portfolio turnover and brokerage practices, including practices with respect to the acquisition of research through “soft dollar” benefits received in connection with the Funds’ brokerage; (11) data comparing the performance of certain Funds against “static portfolios” of the Funds over various time periods; (12) descriptions of the business continuity and disaster recovery plans of the Adviser and each Sub-Adviser; (13) descriptions of various compliance programs of the Adviser and Sub-Advisers, including the Adviser’s programs for monitoring and enforcing compliance with the Funds’ policies with respect to market-timing, late trading and selective portfolio disclosure; and (14) other information relevant to an evaluation of the nature, extent and quality of the services provided by the Adviser and each Sub-Adviser in response to a series of detailed questions presented by independent legal counsel on behalf of the Independent Trustees.

The Contracts Committee began the formal review process in July 2005 when it met separately with independent legal counsel to review the information to be requested from management and the methodology to be used in determining the selected peer groups for comparing performance and expenses. The Contracts Committee then held meetings on November 1 and 2, 2005 and December 13, 2005, during which the Independent Trustees, meeting separately with independent legal counsel, reviewed and evaluated the information described above. As part of the review process, the Contracts Committee also met with representatives from the Adviser and the Sub-Advisers to discuss the information provided to the Committee. The Contracts Committee also considered information that had been provided by the Adviser and Sub-Advisers throughout the year at other meetings of the Contracts Committee, the Audit Committee, the Compliance Committee and the Board.

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

The Independent Trustees were assisted by Goodwin Procter LLP, their independent legal counsel, throughout the contract review process. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each Advisory and Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all of the information provided and was not the result of any one factor. Moreover, each Independent Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each Advisory and Sub-Advisory Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory and Sub-Advisory Agreements for the Funds for the year commencing January 1, 2006, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and Sub-Advisers. The Board considered the investment management and related services provided by the Adviser and Sub-Advisers, including the quantity and quality of the resources available to provide such services. Among other things, the Board considered the qualifications of the individuals responsible for performing various investment related services. With respect to Funds sub-advised by an affiliate of the Adviser, the Board also received information regarding the compensation paid by the Sub-Adviser to attract and retain individuals to perform these services on both an absolute basis and relative to amounts paid by others in the investment management industry.

The Board also considered the quality of the compliance programs of the Adviser and each Sub-Adviser, including the manner in which the Adviser and each Sub-Adviser monitor for compliance with the investment policies and restrictions of a Fund, the Codes of Ethics of the Adviser and Sub-Advisers with respect to personal trading by employees with access to portfolio information, and other compliance related matters. The Board also considered the actions taken by the Adviser and Sub-Advisers to establish and maintain effective disaster recovery and business continuity plans.

The Board considered the actions taken by the Adviser and its affiliated companies to administer the Funds’ policies and procedures for voting proxies, valuing the Funds’ assets, selective disclosure of portfolio holdings and preventing late-trading and frequent trading of Fund shares. With respect to these and related compliance matters, the Board also considered the responsiveness of the Adviser and its affiliated companies over the course of the past several years to the inquiries of various regulatory authorities, including the Securities and Exchange Commission and the National Association of Securities Dealers, Inc.

The Board also took into account the efforts of the Adviser and its affiliated companies to reduce the expenses of the Funds, including fees and expenses for transfer agency, custody and audit services. With respect to those Funds that are sub-advised by an affiliate of the Adviser, the Board specifically noted that the Adviser and its affiliated companies have significantly reduced the Funds’ brokerage costs and portfolio turnover rates, as well as the quantity of research acquired through the use of soft dollars from the Funds’ brokerage. The Board also noted the efforts of the Adviser to optimize the number of Funds in the ING complex of mutual funds and to standardize the asset management characteristics and policies across the ING mutual fund platform. Consideration was also given to the benefits that shareholders of the Funds realize because the Funds are part of a larger ING family of mutual funds, including, in most cases, the ability of shareholders to exchange or transfer investments within the same class of shares among a wide variety of mutual funds without incurring additional sales charges.

The Board concluded that the nature, extent and quality of advisory and related services provided by the Adviser and each of the Sub-Advisers, taken as a whole, are consistent with the terms of the respective Advisory and Sub-Advisory Agreements and justify the fees paid by the Funds for such services.

Fund Performance

The Board reviewed each Fund’s investment performance over various time periods on an absolute basis and relative to the performance of (i) one or more appropriate benchmark indexes (such as the S&P 500 Composite Stock Price Index), (ii) a group of similarly managed mutual funds identified by Lipper, Inc. and/or Morningstar, Inc., and (iii) similarly managed mutual funds within a specified peer group based upon a methodology approved by the Contracts Committee (each, a “Selected Peer Group”). The Board reviewed comparative performance data for the one-, three-, five-, and ten-year periods, where applicable, ending June 30, 2005 and September 30, 2005.

In evaluating the investment performance of ING Aeltus Money Market Fund, the Board noted that for periods ended September 30, 2005: (1) the Fund outperformed its Lipper category median and its benchmark for all periods presented; and (2) although the Fund is not ranked by Morningstar, the Fund is ranked by Lipper in the first (highest) quintile for the most recent calendar quarter, year-to-date, one- and ten-year periods and in the second quintile for three and five-year periods. The Board concluded that the investment performance of the Fund is satisfactory.

Management Fees, Sub-Advisory Fees and Expenses

Consideration was given to the contractual investment advisory fee rates, inclusive of administrative fee rates, payable by the Funds to the Adviser and its affiliated companies (referred to collectively as “management fees”) and the contractual sub-advisory fee rates payable by the Adviser to each Sub-Adviser for sub-advisory services. As part of its review, the Board considered each Fund’s management fee and total expense ratio, as compared to its Selected Peer Group, both before and after giving effect to any undertaking by the Adviser to waive fees and/or limit the total expenses of a Fund. In addition, the Trustees received information regarding the fees charged by each Sub-Adviser to similarly-managed institutional accounts and other mutual funds, if any, and the comparability (or lack thereof) of the services provided by the Sub-Adviser in managing such accounts and other mutual funds to the services provided in managing the Funds. With respect to the Funds sub-advised by an affiliate of the Adviser, the Board evaluated the reasonableness of the fees payable under the Advisory and Sub-Advisory Agreements as a whole. With respect to the Funds sub-advised by Sub-Advisers that are not affiliated with the Adviser, the Board considered the reasonableness of the fees payable to the Sub-Advisers by the Adviser in light of the ability of the Adviser to negotiate such fees on an arms-length basis. In assessing the reasonableness of the management fee and expense ratio for ING Aeltus Money Market Fund, the Board noted that, as of June 30, 2005, the management fee for the Fund is above the median and the average management fees of the funds in its Selected Peer Group, and the expense ratio for the Fund is one basis point above the median and two basis point above the average expense ratios of the funds in its Selected Peer Group. The Board also noted that the Adviser has committed financial resources to minimize deviations between the Portfolio’s market value per share and $1.00. After reviewing the foregoing information, and in light of the nature extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board concluded with respect to the Fund that the management fee charged to the Fund for advisory, sub-advisory and related services is fair and reasonable and that the total expense ratio of the Fund is reasonable.

Profitability

The Board considered information relating to revenues, expenses, and profits realized by the Adviser and each Sub-Adviser attributable to performing advisory, sub-advisory and administrative services for the Funds. With respect to Funds sub-advised by an unaffiliated Sub-Adviser, the Board did not consider the profitability of the Sub-Adviser to be a material factor because the Board believes that the Adviser negotiates sub-advisory fees with the unaffiliated Sub-Adviser on an arms-length basis. The Board reviewed profitability data for the Adviser and its affiliated companies, including the distributor of the Funds, relating to (i) each Fund separately, (ii) all Funds as a group, (iii) all “retail” Funds as a group, and (iv) all variable insurance product Funds as a group, in each case for the one-year periods ended December 31, 2004 and December 31, 2003, the nine-month period ended September 30, 2005 and the six-month period ended June 30, 2005. With respect to the Adviser and its affiliated companies, such information was prepared in accordance with a methodology approved by the Contracts Committee. The Board considered the profitability of the Adviser and its affiliated companies attributable to managing and operating each Fund both with and without the profitability of the distributor of the Funds and both before and after giving effect to any expenses incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties, including affiliated insurance companies, for distribution and administrative services. With respect to Funds sub-advised by an affiliate of the Adviser, the Board considered the profitability of the Adviser and the Sub-Adviser attributable to managing and operating each Fund as a whole. The Board also considered other direct or indirect benefits that the Adviser and Sub-Advisers, and any affiliated companies thereof, derive from their relationships with the Funds, including the receipt by ING U.S. Financial Services, an affiliate of the Adviser, of fees relating to the offering of bundled financial products, such as annuity contracts, and the receipt by Sub-Advisers of “soft dollar” benefits from the Funds’ brokerage. The Board concluded that, in light of the nature, extent and quality of the services provided, the profits realized by the Adviser and its affiliated companies, taken as a whole, with respect to providing advisory, sub-advisory and administrative services for each Fund are reasonable.

Economies of Scale

In considering the reasonableness of the management fee of each Fund, the Board considered the extent to which economies of scale can be expected to be realized by a Fund’s Adviser and its affiliated companies, on the one hand, and by the Fund, on the other hand, as the assets of the Fund increase. The Board noted that the advisory fee for certain Funds includes breakpoints such that, as the assets of the Fund increase, the Fund’s management fee will decrease as a percentage of the Fund’s total assets. The Board recognized the inherent difficulties in measuring precisely the impact of any economies of scale being realized by the Adviser and its affiliated companies with respect to their management of any one or more Funds. In an effort to determine the extent to which economies of scale, if any, will be realized by the Adviser and its affiliated companies as the assets of the Funds grow, the Board considered the profitability data described above relating to the Adviser and its affiliated companies in light of changes in the assets of the Funds over various time periods. The Board noted that the total assets under management of many Funds have decreased during the past several years and concluded that the economies of scale realized by the Adviser and its affiliated companies from managing the Funds have not increased with respect to such Funds. The Board also reviewed information regarding the expense ratio of each Fund in light of changes in the assets of the Funds over various time periods, noting that, as the assets of a Fund increase, the fixed expenses of the Fund, as a percentage of the total assets of the Fund, can be expected to decrease. The Board considered such expense information in light of projections provided by the Adviser with respect to the future growth of assets of the Funds. Based upon the foregoing, the Board concluded that the economies of scale being realized by the Adviser and its affiliated companies do not mandate the implementation of breakpoints or additional breakpoints, as the case may be, with respect to any Fund at this time.

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds’ Boards of Directors. A Director who is not an interested person of the Funds, as defined in the 1940 Act, is an independent Director (“Non-Interested Director”). The Directors of the Fund are listed below. The Statement of Additional Information includes additional information about Directors of the Registrant and is available, without charge, upon request at 1-800-992-0180.

Name, Address and Age	Position(s) held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) during the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Non-Interested Directors:

Albert E. DePrince, Jr. 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Director	June 1998 - Present	Professor of Economics and Finance, Middle Tennessee State University (August 1991 - Present); and Director, Business and Economic Research Center (August 1999 - August 2003).	39	President-Elect, Academy of Economics and Finance (February 2005 - Present).

Maria Teresa Fighetti 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Director	April 1994 - Present	Retired. Formerly, Associate Commissioner/Attorney, New York City Department of Mental Health (June 1973 - October 2002).	39	None

Sidney Koch 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 70	Director	April 1994 - Present	Self-Employed Consultant (June 2000 - Present).	39	None

Dr. Corine T. Norgaard 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 68	Director	June 1991 - Present	Retired. Formerly, President, Thompson Enterprises (September 2004 - September 2005). Formerly, Dean, Barney School of Business, University of Hartford (August 1996 - June 2004).	39	Mass Mutual Corporate and Participation Investors (April 1997 - Present); Advest Trust Company (1998 - Present); and Connecticut Health Foundation (2002 - Present).

Edward T. O’Dell 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 70	Director	June 2002 - Present	Retired. Formerly, Partner of Goodwin Proctor LLP (June 1996 - September 2000).	39	None

Joseph E. Obermeyer 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Director	January 2003 - Present	President, Obermeyer & Associates, Inc. (November 1999 - Present).	39	None

DIRECTOR AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) during the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Directors who are “Interested Persons”

J. Scott Fox(2) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Director	December 1997 - Present	Vice Chairman and Chief Operating Officer, ING Investment Management Co. (April 1994 - Present).	39	None

Thomas J. McInerney(3) ING Investment Management Co. 10 State House Square Hartford, Connecticut Age: 49	Director	April 2002 - Present	Chief Executive Officer, ING U.S. Financial Services (January 2005 - Present); General Manager and Chief Executive Officer, ING U.S. Financial Services (December 2003 - December 2004); Chief Executive Officer, ING U.S. Financial Services (September 2001 - December 2003); and General Manager and Chief Executive Officer, ING U.S. Worksite Financial Services (December 2000 - September 2001).	214

Equitable Life Insurance Co., Golden American Life Insurance Co., Life Insurance Company of Georgia, Midwestern United Life Insurance Co., ReliaStar Life Insurance Co., Security Life of Denver, Security Connecticut Life Insurance Co., Southland Life Insurance Co., USG Annuity and Life Company, and United Life and Annuity Insurance Co., Inc; Ameribest Life Insurance Co.; First Columbine Life Insurance Co.; and Metro Atlanta Chamber of Commerce (January 2003 - Present)

(1)                   Directors serve until their successors are duly elected and qualified, subject to the Board’s retirement policy.

(2)                   Mr. Fox is an “interested person,” as defined under the 1940 Act, because of his relationship with ING Investment Management Co., an affiliate of ING Investments.

(3)                   Mr. McInerney is an “interested person,” as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

DIRECTOR AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) during the Past Five Years

Officers:

James M. Hennessy 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	President and Chief Executive Officer	March 2002 - Present	President and Chief Executive Officer, ING Investments, LLC (December 2000 - Present). Formerly, Chief Operating Officer, ING Investments, LLC (December 2000 - March 2006).

Michael J. Roland 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Executive Vice President	April 2002 - Present

Executive Vice President, ING Investments, LLC (December 2001 - Present). Formerly, Chief Compliance Officer, ING Investments, LLC, ING Life Insurance and Annuity Company and Directed Services, Inc. (October 2004 - December 2005); Chief Financial Officer and Treasurer, ING Investments, LLC (December 2001 - March 2005); and Senior Vice President, ING Investments, LLC (June 1998 - December 2001).

Stanley D. Vyner 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 55	Executive Vice President	March 2002 - Present

Executive Vice President, ING Investments, LLC (July 2000 - Present); and Chief Investment Risk Officer, ING Investments, LLC (January 2003 - Present); Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC (August 2000 - January 2003).

Joseph M. O’Donnell 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Executive Vice President Chief Compliance Officer	March 2006 - Present November 2004 - Present

Chief Compliance Officer and Executive Vice President (March 2006 - Present) of the ING Funds (November 2004 - Present) and ING Investments, LLC, ING Life Insurance and Annuity Company and Directed Services, Inc. (March 2006 - Present). Formerly, Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 - October 2004); and Chief Operating Officer and General Counsel of Matthews International Capital Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 - May 2001).

Robert S. Naka 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Executive Vice President and Chief Operating Officer Assistant Secretary	March 2006 - Present March 2002 - Present

Executive Vice President and Chief Operating Officer, ING Funds Services, LLC and ING Investments, LLC (March 2006 - Present); and Assistant Secretary, ING Funds Services, LLC (October 2001 - Present). Formerly, Senior Vice President (August 1999 - March 2006).

Todd Modic 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 38	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 - Present

Senior Vice President, ING Funds Services, LLC (April 2005 - Present). Formerly, Vice President, ING Funds Services, LLC (September 2002 - March 2005); and Director of Financial Reporting, ING Investments, LLC (March 2001 - September 2002).

DIRECTOR AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) during the Past Five Years

Kimberly A. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 41	Senior Vice President	December 2003 - Present	Senior Vice President and Assistant Secretary, ING Investments, LLC (October 2003 - Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC (January 2001 - October 2003).

Robyn L. Ichilov 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 38	Vice President and Treasurer	March 2002 - Present	Vice President and Treasurer, ING Funds Services, LLC (October 2001 - Present) and ING Investments, LLC (August 1997 - Present).

Lauren D. Bensinger 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Vice President	March 2003 - Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC (July 1995 - Present); and Vice President (February 1996 - Present) and Director of Compliance (October 2004 - Present), ING Investments, LLC. Formerly, Chief Compliance Officer, ING Investments, LLC (October 2001 - October 2004).

Maria M. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Vice President	September 2004 - Present

Vice President, ING Funds Services, LLC (September 2004 - Present). Formerly, Assistant Vice President, ING Funds Services, LLC (October 2001 - September 2004) and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC (September 1999 - October 2001).

Mary A. Gaston 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Vice President	March 2005 - Present

Vice President, ING Funds Services, LLC (April 2005 - Present). Formerly, Assistant Vice President, Financial Reporting, ING Funds Services, LLC (April 2004 - April 2005); Manager, Financial Reporting, ING Funds Services, LLC (August 2002 - April 2004); and Controller, Z Seven Fund, Inc. and Ziskin Asset Management, Inc. (January 2000 - March 2002).

Kimberly K. Palmer 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Vice President	March 2006 - Present

Vice President, ING Funds Services, LLC (March 2006 - Present). Formerly, Assistant Vice President, ING Funds Services, LLC (August 2004 - March 2006). Formerly, Manager, Registration Statements, ING Funds Services, LLC (May 2003 - August 2004); Associate Partner, AMVESCAP PLC (October 2000 - May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 - May 2003).

Susan P. Kinens 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 29	Assistant Vice President	March 2003 - Present	Assistant Vice President, ING Funds Services, LLC (December 2002 - Present); and has held various other positions with ING Funds Services, LLC for more than the last five years.

Theresa K. Kelety 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Secretary	September 2003 -Present	Counsel, ING Americas, U.S. Legal Services (April 2003 - Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 - April 2003).

DIRECTOR AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) during the Past Five Years

Huey P. Falgout, Jr. 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Assistant Secretary	September 2003 - Present

Chief Counsel, ING Americas, U.S. Legal Services (September 2003 - Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 - September 2003); and Associate General Counsel of AIG American General (January 1999 - November 2002).

Robin R. Nesbitt 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 32	Assistant Secretary	September 2004 - Present

Counsel, ING Americas, U.S. Legal Services (April 2006 - Present). Formerly, Supervisor, Board Operations, ING Funds Services, LLC (August 2003 - April 2006); Senior Legal Analyst, ING Funds Services, LLC (August 2002 - August 2003); and Associate, PricewaterhouseCoopers (January 2001 - August 2001).

(1)                   The officers hold office until the next annual meeting of the Directors and until their successors have been elected and qualified.

ING Funds Distributor, LLC offers the funds listed below. Before investing in a fund, shareholders should carefully review the fund’s prospectus. Investors may obtain a copy of a prospectus of any ING Fund by calling (800) 992-0180 or by going to www.ingfunds.com.

Domestic Equity and Income Funds	Global Equity Funds
ING Balanced Fund	ING Global Equity Dividend Fund
ING Convertible Fund	ING Global Real Estate Fund
ING Equity Income Fund	ING Global Science and Technology Fund
ING Real Estate Fund	ING Global Value Choice Fund

Domestic Equity Growth Funds	International Equity Funds
ING 130/30 Fundamental Research Fund	ING Emerging Countries Fund
ING Disciplined LargeCap Fund	ING Foreign Fund
ING Fundamental Research Fund	ING Greater China Fund
ING Growth Fund	ING Index Plus International Equity Fund
ING LargeCap Growth Fund	ING International Fund
ING MidCap Opportunities Fund	ING International Capital Appreciation Fund
ING Opportunistic LargeCap Fund	ING International Growth Fund
ING SmallCap Opportunities Fund	ING International Real Estate Fund
ING Small Company Fund	ING International SmallCap Fund
ING International Value Fund
Domestic Equity Index Funds	ING International Value Choice Fund
ING Index Plus LargeCap Fund	ING Precious Metals Fund
ING Index Plus MidCap Fund	ING Russia Fund
ING Index Plus SmallCap Fund
International Fixed Income Fund
Domestic Equity Value Funds	ING Emerging Markets Fixed Income Fund
ING Financial Services Fund
ING LargeCap Value Fund	International Fund-of-Funds
ING MagnaCap Fund ING	ING Diversified International Fund
ING MidCap Value Fund
ING MidCap Value Choice Fund	Loan Participation Fund
ING SmallCap Value Fund	ING Senior Income Fund
ING SmallCap Value Choice Fund
Money Market Funds*
Fixed Income Funds	ING Aeltus Money Market Fund
ING GNMA Income Fund	ING Classic Money Market Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund	Strategic Allocation Funds
ING National Tax-Exempt Bond Fund	ING Strategic Allocation Conservative Fund
ING Strategic Allocation Growth Fund
ING Strategic Allocation Moderate Fund

*         An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Registrant uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 800-992-0180; (2) on the Fund’s website at www.ingfunds.com and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Registrant voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Registrant’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Registrant files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Registrant’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Registrant by calling Shareholder Services toll-free at 800-992-0180.

Investment Manager

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Transfer Agent

DST Systems, Inc.

330 West 9th Street

Kansas City, Missouri 64105

Custodian

The Bank of New York

100 Colonial Center Parkway, Suite 300

Lake Mary, Florida 32746

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachussetts 02109

Independent Registered Public Accounting Firm

KPMG LLP

99 High Street

Boston, Massachusetts 02110

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRAR-AFIABCI (0306-052706)

Funds

Annual Report

March 31, 2006

Brokerage Cash Reserves

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PRESIDENT’S LETTER

JAMES M. HENNESSY

Dear Shareholder,

As you may recall in my last letter, I described the enthusiasm that we were experiencing here at ING Funds as we worked to bring more of the world’s investment opportunities to you, the investor.

I am happy to report that that enthusiasm is continuing to thrive. With the New Year, we have launched a series of new international mutual funds, each created to bring more of the world’s opportunities to you.

Meanwhile, we have also heard you loud and clear. Our research tells us that many investors report that they find investing an intimidating and overly-complex endeavor. That is why ING is committed to helping investors across the country cut through the confusion and clutter. “Your future. Made easier.SM” are more than words, they represent our promise to you.

Those two objectives — bringing you more of the world’s opportunities and doing it in a way that is easier for you — are behind the development of the ING Diversified International Fund. The new Fund is among those that we launched in January but it is unique in that it is a fund-of-funds. It is also, we believe, simply an easier way to invest internationally.

The ING Diversified International Fund brings together six distinct, international mutual funds, each managed by well-known asset managers who specialize in key international sub-asset classes. What’s more, the Fund is periodically reviewed by a seasoned team of ING asset allocation experts who re-adjust the Fund’s allocation based on prevailing market conditions.

Best of all: we’ve made it easy. With just one investment, investors can now acquire a broadly diversified, actively managed international equity portfolio.

The ING Diversified International Fund marks one more way that we at ING Funds are continuing to offer you the global expertise, product innovation and world-class service that you have come to expect from us.

On behalf of everyone at ING Funds, I thank you for your continued support and loyalty. We look forward to serving you in the future.

Sincerely,

James M. Hennessy

3

President

ING Funds

April 10, 2006

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaims any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Fund Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully investing. Consider the fund’s investment objectives, risks, and charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

MARKET PERSPECTIVE:	YEAR ENDED MARCH 31, 2006

As we discussed in our semi-annual report, the main issue for U.S. fixed-income investors for over a year had been the unexpected flattening of the U.S. Treasury yield curve, i.e. the shrinking difference between short-term and long-term interest rates. Between June 2004 and September 30, 2005 the Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25 basis points eleven times, pulling other short-term rates up as well. However, the yield on the ten-year U.S. Treasury Note had actually fallen by 29 basis points over the same period. This was due to an apparently growing perception in the market that inflation was a problem solved, due to a vigilant Federal Reserve Board, cheap goods and labor abroad and consistent productivity growth at home. In addition foreign investors’ hunger for U.S. investments kept U.S. Treasury yields down at the long end. There were times during the last three months of 2005 that the trend seemed about to break: for example when already high energy prices, then affected by Hurricanes Katrina and Rita, looked to be filtering through to the general price level. Yet, ultimately, the forces of curve flattening prevailed. By year-end the FOMC had raised rates twice more, oil prices and the inflation scare had subsided and foreigners were still buying record amounts of U.S. securities.

With the new year came the retirement of Alan Greenspan after 18 years as Chairman of the Federal Reserve Board. Chairing his final FOMC meeting on the last day of January 2006, he fired his parting shot at inflation with the fourteenth rate increase, before riding off to the lecture circuit. Many of Mr. Greenspan’s legions of admirers consider him the greatest central banker of all time, for his presumed role in creating generally stable and prosperous conditions in the U.S. But one should note the view is by no means unanimous. Without doubt, Greenspan’s actions greatly moderated the economic damage from the various crises he had to confront: the stock market crash of 1987, the Asian meltdown, Russian default and Long Term Capital failure of 1997/8, the bursting of the stock market bubble in 2000 and the economic aftermath of 9/11. The low inflation and productivity driven growth that we have come to expect is the product not of monetary policy but globalization and the relentless infusion of technology and the Internet in flexible American workplaces. Greenspan’s critics argue moreover, that his failure to cool the “irrational exuberance” in stock prices increased the need for monetary loosening later. A new bubble was inflated, this time in housing prices, which made consumers feel richer and promoted a spending spree that on the Chairman Greenspan’s last day saw a U.S. current account deficit in excess of 6% of gross domestic product (“GDP”) and negative savings rates in eight months out of the last nine. Nonetheless, incoming Chairman Dr. Ben Bernanke quickly confirmed that he would maintain the focus of his predecessor.

The other fixed-income “event” of early 2006 was the sale in February of 30-year Treasury Bonds for the first time since 2001. The sale went well: so much so that its yield immediately fell below that of the 10-year U.S. Treasury Note. In fact, by March 2006 month-end, the yield curve had slightly inverted along much of its range, and the spread of the ten-year U.S. Treasury yield over the 13-week Bill yield stood at 0.04%, the lowest since January 18, 2001. This largely disappeared in March 2006 as fourth quarter core inflation was reported at an

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uncomfortable 2.4% and Mr Bernanke’s FOMC raised the federal funds rate for the fifteenth time. This action sent the yield on the ten-year U.S. Treasury Note to the highest since before the FOMC started tightening. For the six-month period ended March 31, 2006, the yield rose by 52 basis points to 4.9%, while the yield on the three-month U.S. Treasury Bill, a closer relative of the federal funds rate, increased by 105 basis points to 4.5%. The broader Lehman Brothers Aggregate Bond Index(1) fell by 6 basis points (returning 2.3% for the year ended March 31, 2006), but the Lehman Brothers High Yield Bond Index(2) returned 3.6% (returning 7.4% for the year ended March 31, 2006).

In other markets, global equities registered solid gains in the second six months ended March 31, 2006, especially overseas. U.S. stocks in the form of the Standard and Poor’s 500® Composite Stock Price Index(3) (“S&P 500® Index”), gained 6.4% (11.7% for the year ended March 31, 2006), supported by continuing double-digit profits growth, but tempered by rising interest rates, high energy prices and by occasional weak housing data that threatened to undermine the foundations of consumer demand. Outside the U.S. (based on Morgan Stanley Capital International (“MSCI”) indices including net dividends and calculated in dollars), the MSCI Japan® Index(4) soared 19.4% (37.3% for the year ended March 31, 2006) on a practically uninterrupted flow of bullish news about rising wages, the end of deflation and GDP growth better than 5%, led at last by domestic demand. The MSCI Europe ex UK® Index(5) climbed 15.5% (24.0% for the year ended March 31, 2006) and the MSCI UK® Index(6) added 8.5% (14.7% for the year ended March 31, 2006), mostly in the later months, with much of the buying interest, in the face of generally gloomy economic reports, inspired by the busiest quarter for merger and acquisition activity since 2000. As for currencies, the dollar’s unexpectedly powerful run of the first three quarters extended to the end of 2005 before stalling in 2006. The strength had been attributed to relatively high U.S. interest rates, the re-cycling of oil exporters’ burgeoning wealth into dollar denominated securities, foreign investors in Japanese stocks hedging their currency risk and the tax-related “repatriation” into dollars of U.S. corporations’ foreign currency balances. Each of these dynamics was losing steam by the end of 2005. For the six-month period ended March 31, 2006, the U.S. dollar fell 0.8% against the euro, but gained 3.8% against the yen, and 1.7% against the pound (gaining 7.0% against the euro, 9.9% against the yen, and 8.8% against the pound for the year ended March 31, 2006).

(1)  The Lehman Brothers Aggregate Bond Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.

(2)  The Lehman Brothers High Yield Bond Index is an unmanaged index that measures the performance of fixed-income securities generally representative of corporate bonds rated below investment-grade.

(3)  The Standard & Poor’s 500® Composite Stock Price Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4)  The MSCI Japan® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(5)  The MSCI Europe ex UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(6)  The MSCI UK® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Funds’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

5

BROKERAGE CASH RESERVES	PORTFOLIO MANAGERS’ REPORT

Investment Types

as of March 31, 2006

(as a percent of net assets)

Corporate Bonds/Notes	45.4%
Commercial Paper	34.5%
Repurchase Agreement	8.7%
Collateralized Mortgage Obligations	4.6%
Certificate of Deposit	4.4%
U.S. Government Agency Obligations	3.4%
Other Assets and Liabilities, Net	(1.0)%
Total	100.0%

Portfolio holdings are subject to change daily.

Brokerage Cash Reserves (the “Fund”) seeks to provide investors with a high level of current return, consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share. The Fund is managed by David S. Yealy, Portfolio Manager, ING Investment Management Co. — the Sub-Adviser.

Portfolio Specifics: Economic growth remained strong during the 12-month period while core inflation remained elevated and the unemployment rate continued its decline. Against this economic backdrop, the Federal Reserve Board’s (“Fed”) Federal Open Market Committee (“FOMC”) continued its measured pace of increasing short-term interest rates. During the most recent 12-month period, the FOMC raised the federal funds rate from 2.75% as of March 31, 2005 to 4.75% as of March 31, 2006 in 0.25% increments at each of the FOMC meetings during the period. The FOMC has now raised rates at 15 consecutive meetings and a total of 3.75% since they started raising rates in June 2004. Yields for short-term money market securities and for money market funds increased in direct response to the FOMC rate moves.

The Fund maintained a high concentration of interest sensitive, floating rate securities and focused new purchases on very short-term maturities that typically matured prior to or just after the next Fed meeting, which added to the relative performance of the Fund. Within the floating rate security sector, we overweighted floaters that reset either weekly or monthly as opposed to quarterly, thereby capturing the rate increases sooner. The Fund had purchased a limited amount of longer-term maturity securities in mid-2004 that originally added to performance in 2004. However, these securities were a small drag on performance early in the period as the FOMC increased rates higher than what was priced in at the time of purchase. Those securities matured in April and May 2005 and the proceeds were reinvested in better performing floating rate securities and very short-term securities.

Current Strategy and Outlook: The short-term market consensus, as of the end of March 2006, indicates that the federal funds rate may be increased by the FOMC to at least 5%. We anticipate that the FOMC may keep raising the federal funds rate to 5.25% or higher in response to wage inflation pressures due to a tightening labor market with the unemployment rate currently at 4.7%. Our strategy continues to be one of focusing new purchases until the next FOMC meeting, maintaining a high exposure to floating rate notes, and making selective purchases in the three-month and under maturity sector where yield levels fully price in 0.25% increases at each of the FOMC meetings in between. We plan on keeping our weighted average maturity relatively short until the markets start to price in a more aggressive FOMC policy than what is currently priced into the market or the FOMC reaches the end of its tightening phase.

Principal Risk Factor(s): An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The views expressed in this report reflect those of the portfolio manager only through the end of the period as stated on the cover. The portfolio manager’s views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

6

This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements.

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Brokerage Cash Reserves	Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period* October 1, 2005 to March 31, 2006
Actual Fund Return	$1,000.00	$1,016.90	$4.78
Hypothetical (5% Return Before Expenses)	1,000.00	1,020.19	4.78

*         Expenses are equal to the Fund’s annualized net expense ratio of 0.95%; multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholders of

ING Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Brokerage Cash Reserves, a series of ING Series Fund, Inc., including the portfolio of investments, as of March 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, the five-month period ended March 31, 2002 and the year ended October 31, 2001. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2003 were audited by other independent registered public accountants whose report dated May 23, 2003 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above, and indicated as having been audited by us, present fairly, in all material respects, the financial position of Brokerage Cash Reserves as of March 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for the periods specified in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 22, 2006

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STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2006

ASSETS:
Short-term investments at amortized cost	$297,120,379
Repurchase agreement	28,089,000
Cash	106,703
Receivables:
Investment securities sold	4,001,172
Fund shares sold	907,256
Dividends and interest	1,136,982
Prepaid expenses	13,160
Reimbursement due from manager	43,274
Total assets	331,417,926

LIABILITIES:
Payable for investment securities purchased	9,000,114
Payable to affiliates	270,652
Payable director fees	7,337
Other accrued expenses and liabilities	62,634
Total liabilities	9,340,737
NET ASSETS (equivalent to $1.00 per share on 322,358,214 shares outstanding)	$322,077,189

NET ASSETS WERE COMPRISED OF:
Paid-in capital — shares of beneficial interest at $0.001 par value (1 billion shares authorized)	$322,356,283
Undistributed net investment income	798
Accumulated net realized loss on investments	(279,892)
NET ASSETS	$322,077,189

See Accompanying Notes to Financial Statements

9

STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2006

INVESTMENT INCOME:
Interest	$11,414,031
Total investment income	11,414,031

EXPENSES:
Investment management fees	599,906
Distribution and service fees	1,949,614
Transfer agent fees	150,521
Administrative service fees	239,955
Shareholder reporting expense	70,300
Registration fees	21,398
Professional fees	34,375
Custody and accounting expense	47,005
Director fees	20,075
Insurance expense	3,681
Miscellaneous expense	15,067
Total expenses	3,151,897
Net waived and reimbursed fees	(298,221)
Net expenses	2,853,676
Net investment income	8,560,355

REALIZED GAIN ON INVESTMENTS
Reimbursement by affiliate for investment transaction losses	177,568
Net realized gain on investments	17,639
Net realized gain on investments and reimbursement by affiliate	195,207
Net increase in net assets resulting from operations	$8,755,562

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2006	Year Ended March 31, 2005
FROM OPERATIONS:
Net investment income	$8,560,355	$2,616,633
Net realized gain on investments and reimbursement from affiliate	195,207	171,685
Net increase in net assets resulting from operations	8,755,562	2,788,318
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(8,600,533)	(2,627,818)
Total distributions	(8,600,533)	(2,627,818)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	246,848,268	258,850,225
Dividends reinvested	8,600,533	2,627,818
	255,448,801	261,478,043
Cost of shares redeemed	(243,487,212)	(261,542,075)
Net increase (decrease) in net assets resulting from capital share transactions	11,961,589	(64,032)
Net increase in net assets	12,116,618	96,468
NET ASSETS:
Beginning of year	309,960,571	309,864,103
End of year	$322,077,189	$309,960,571
Undistributed net investment income at end of year	$798	$40,976

See Accompanying Notes to Financial Statements

11

BROKERAGE CASH RESERVES	FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period.

	Year Ended March 31,							Five Months
								Ended	Year Ended
								March 31,	October 31,
								2002(1)(2)	2001
	2006		2005		2004		2003
Per Share Operating Performance:
Net asset value, beginning of period	$1.00		1.00		1.00		1.00	1.00	1.00
Income from investment operations:
Net investment income	$0.03		0.01		0.00	*	0.01	0.01	0.04
Total from investment operations	$0.03		0.01		0.00	*	0.01	0.01	0.04
Less distributions from:
Net investment income	$0.03		0.01		0.00	*	0.01	0.01	0.04
Total distributions	$0.03		0.01		0.00	*	0.01	0.01	0.04
Net asset value, end of period	$1.00		1.00		1.00		1.00	1.00	1.00
Total Return(3)%	2.89	†	0.84	†	0.25	†	0.82	0.59	4.24
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$322,077		309,961		309,864		374,352	384,420	399,875
Ratios to average net assets:
Net expenses after expense reimbursement(4)(5)%	0.95		0.95		0.95		0.95	0.95	0.94
Gross expenses prior to expense reimbursement(4)%	1.05		1.04		1.06		1.06	1.04	1.04
Net investment income after expense reimbursement(4)(5)%	2.85		0.84		0.25		0.82	1.40	4.14

(1)      The Fund changed its fiscal year-end from October 31 to March 31.

(2)      Effective March 1, 2002 ING Investments, LLC became the Investment Manager of the Fund and ING Investment Management Co. was appointed as Sub-Adviser.

(3)      Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)      Annualized for periods less than one year.

(5)      The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses). Effective March 1, 2002, expenses waived or reimbursed to the Fund are subject to possible recoupment by ING Investments, LLC within three years.

*         Amount is less than $0.01 per share.

†          There was no impact on total return by the reimbursement by affiliate for investment transaction losses.

See Accompanying Notes to Financial Statements

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NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2006

NOTE 1 — ORGANIZATION

Organization. ING Series Fund, Inc. is a company incorporated under the laws of Maryland on June 17, 1991 and registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company. There are fifteen separate funds which comprise ING Series Fund, Inc. The fund that is in this report is Brokerage Cash Reserves (“Fund”).

ING Investments, LLC (“ING Investments”) serves as the Investment Manager to the Fund. ING Investments has engaged ING Investment Management Co. (“ING IM”) to serve as the Sub-Adviser to the Fund. ING Funds Distributor, LLC (“Distributor”) is the principal underwriter of the Fund. The Distributor, ING Investments and ING IM are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is one of the largest financial services organizations in the world, and offers an array of banking, insurance and asset management services to both individuals and institutional investors.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A.                    Security Valuation. The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity.

B                         Security Transactions and Revenue Recognition Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Premium amortization and discount accretion are determined by the effective yield method.

C.                      Distributions to Shareholders. A distribution from net income of the Fund is declared each business day at 2:00 p.m. (Eastern time) and is paid immediately thereafter pro rata to shareholders of record via automatic investment in additional full and fractional shares in each shareholder’s account at the close of business. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs. Capital gains distributions, if any, are paid on an annual basis in December. To comply with federal tax regulations, the Fund may also pay an additional capital gains distribution, usually in June. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies.

D.                     Federal Income Taxes. It is the policy of the Fund to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

E.                       Use of Estimates. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with U.S. generally accepted accounting principles for investment companies. Actual results could differ from these estimates.

F.                       Repurchase Agreements. The Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. The Fund will receive, as collateral, securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Fund.

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The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

G.                      Securities Lending. The Fund has the option to temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, the Fund has the right to use collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund. No securities were on loan at March 31, 2006 and during the year then ended.

H.                     Illiquid and Restricted Securities. The Fund may not invest more than 10% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933, as amended, (“1933 Act”) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities may be deemed to be illiquid because they may not be readily marketable or may be considered liquid pursuant to procedures adopted by the Board of Directors (“Board”). Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Fund has entered into an Investment Management Agreement with ING Investments (“Investment Manager”). The Investment Management Agreement compensates the Investment Manager with a fee based on the Fund’s average daily net assets at the following rates: 0.20% for the first $1 billion, 0.19% of the next $2 billion and 0.18% in excess of $3 billion. The Investment Manager has entered into a Sub-Advisory Agreement with ING IM. ING IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations, subject to oversight by the Investment Manager.

Pursuant to an Administration Agreement, ING Funds Services, LLC (“IFS”), an indirect, wholly-owned subsidiary of ING Groep, acts as administrator and provides certain administrative and shareholder services necessary for Fund operations and is responsible for the supervision of other service providers. For its services, IFS is entitled to receive from the Fund a fee at an annual rate of 0.08% of its average daily net assets.

NOTE 4 — DISTRIBUTION AND SERVICE FEES

The Fund has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month for the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, the Fund pays the Distributor a Distribution and Service Fee of 0.65% of the average daily net assets of the Fund.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

At March 31, 2006, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 3 and 4):

14

Accrued Management Fees	Accrued Administrative Fees	Accrued Shareholder Services and Distribution Fees	Total
$69,045	$22,094	$179,513	$270,652

During the year ended March 31, 2006, ING Investments voluntarily reimbursed the fund $177,568 for investment transaction losses which occurred in prior years.

The Fund has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors as described in the Plan to defer the receipt of all or a portion of the directors’ fees payable. The deferred fees are invested in various funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 6 — EXPENSE LIMITATIONS

The Investment Manager has agreed to limit expenses (“Expense Limitation Agreement”), excluding interest, taxes, brokerage and extraordinary expenses to 0.95% of the Fund’s average daily net assets. The Investment Manager may at a later date recoup from the Fund for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Fund. Amounts payable by the Investment Manager are reflected on the accompanying Statement of Assets and Liabilities. Actual expense ratios are included in the Financial Highlights. As of March 31, 2006, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Manager, and the related expiration dates are as follows:

March 31,
2006	2007	2008	Total
$364,879	$279,149	$298,221	$942,249

The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the Expense Limitation Agreement within 90 days of the end of the then current term.

NOTE 7 — LINE OF CREDIT

The Fund, in addition to certain other funds managed by the Investment Manager, have entered into an unsecured committed revolving line of credit agreement (“Credit Agreement”) with a syndicate of banks led by Citibank, N.A. for an aggregate amount of $100,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the funds; and (3) enable the funds to meet other emergency expenses as defined in the Credit Agreement. The funds to which the line of credit is available pay a commitment fee equal to 0.09% per annum on the daily unused portion of the committed line amount. The Fund will pay its pro rata share of both the agent and commitment fee. Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. During the year ended March 31, 2006 the Fund did not have any loans outstanding under the line of credit.

15

NOTE 8 — CAPITAL SHARE TRANSACTIONS

Transactions in capital shares and dollars were as follows:

	Year Ended March 31, 2006	Year Ended March 31, 2005
Brokerage Cash Reserves
(Number of Shares)
Shares sold	246,848,268	258,850,225
Dividends reinvested	8,600,533	2,627,818
Shares redeemed	(243,487,212)	(261,542,075)
Net increase (decrease) in shares outstanding	11,961,589	(64,032)

Brokerage Cash Reserves ($)
Shares sold	$246,848,268	$258,850,225
Dividends reinvested	8,600,533	2,627,818
Shares redeemed	(243,487,212)	(261,542,075)
Net increase (decrease)	$11,961,589	$(64,032)

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as distributions of paid-in capital.

There were no permanent tax differences to reclassify as of March 31, 2006.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS AS OF MARCH 31, 2006 (CONTINUED)

NOTE 9 — FEDERAL INCOME TAXES (continued)

Dividends to shareholders from ordinary income were $8,600,533 for the year ended March 31, 2006, and $2,627,818 for the year ended March 31, 2005.

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of March 31, 2006 were:

Undistributed Ordinary Income	Capital Loss Carryforwards	Expiration Date
$798	$(279,892)	2009

NOTE 10 — ILLIQUID SECURITIES

The Fund may invest up to 10% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

Security	Principal Amount	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Newcastle CDO I Ltd., 4.839%, due 09/24/38	$3,200,000	10/23/03	$3,200,000	$3,200,000	1.0%
Newcastle CDO III Corp., 4.839%, due 09/24/38	3,200,000	09/22/05	3,200,000	3,200,000	1.0%
Goldman Sachs Group, Inc., 4.941%, due 02/14/07	4,000,000	02/13/06	4,000,000	4,000,000	1.2%
Money Market Trust Series A, 4.976%, due 05/11/07	7,400,000	07/30/04	7,400,000	7,400,000	2.3%
			$17,800,000	$17,800,000	5.5%

16

NOTE 11 — SUBSEQUENT EVENT

Dividends. Subsequent to March 31, 2006, the Fund declared dividends from net investment income of:

Per Share Amount	Payable Date	Record Date
$0.0032	April 28, 2006	Daily

NOTE 12 — PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-992-0180; (2) on the Fund’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

NOTE 13 — QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commissions Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at 1-800-992-0180.

17

PORTFOLIO OF INVESTMENTS

as of March 31, 2006

BROKERAGE CASH RESERVES(1)

Principal Amount			Value
CERTIFICATE OF DEPOSIT: 4.4%
$14,000,000		Washington Mutual Bank, 4.819%, due 05/31/06	$14,000,049
		Total Certificate of Deposit (Cost $14,000,049)	14,000,049
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.6%
2,750,000	@@, #	Cheyne High Grade ABS CDO Ltd., 4.740%, due 11/10/06	2,750,000
3,200,000	@@, #, I	Newcastle CDO I Ltd., 4.839%, due 09/24/38	3,200,000
3,200,000	#, I	Newcastle CDO III Corp., 4.839%, due 09/24/38	3,200,000
3,300,000	@@, #	Putnam Structured Product CDO, 4.769%, due 10/15/38	3,300,000
2,300,000	@@, #	Whitehawk CDO Funding Ltd., 4.930%, due 09/15/06	2,300,000
		Total Collateralized Mortgage Obligations (Cost $14,750,000)	14,750,000
COMMERCIAL PAPER: 34.5%
2,200,000		ASB Bank Ltd, 4.710%, due 5/10/06	2,189,703
9,000,000		Barton Capital Corp., 4.800%, due 4/3/06	8,997,600
14,700,000		Crown Point Capital Corp., 4.730%, due 4/13/06	14,676,823
6,700,000		Duke Funding High Grade, 4.755%, due 04/19/06 - 04/26/06	6,681,161
4,000,000	I	Goldman Sachs Group, Inc., 4.941%, due 02/14/07	4,000,000
5,000,000		Goldman Sachs Group, Inc., 4.850%, due 4/6/06	4,996,632
680,000		HBOS Treasury Services, 4.720%, due 05/09/06	676,612
5,000,000		Lloyds TSB Bank PLC, 4.850%, due 04/04/06	4,999,326
15,000,000		Monument Gardens Funding LLC, 4.735%, due 04/20/06 - 05/24/06	14,939,605
4,500,000		Old Line Funding Corp., 4.640%, due 04/04/06	4,498,260
3,000,000		Park Ave. Receivables Corp., 4.620%, due 04/04/06	2,998,845
10,102,000		Preferred Receivable Funding Corp., 4.880%, due 04/03/06	10,099,261
11,000,000		Saint Germain Holdings Ltd., 4.610%, due 04/03/06	10,997,183
3,000,000		Societe Generale N A, Inc., 4.870%, due 04/03/06	2,999,188
4,000,000		Swiss Re Financial Products, 4.830%, due 06/12/06	3,961,360
3,418,000		Thunder Bay Funding LLC, 4.735%, due 05/02/06	3,404,064
3,931,000		Tulip Funding Corp., 4.825%, due 06/01/06	3,898,861

Principal Amount			Value
$6,200,000		Verizon Global Funding Corp., 5.020%, due 01/12/07	$6,200,000
		Total Commercial Paper (Cost $111,214,484)	111,214,484
CORPORATE BONDS/NOTES: 45.4%
2,820,000		Allstate Life Global Funding Trusts, 4.945%, due 09/22/06	2,820,122
6,500,000	#	Allstate Life Global Funding II, 4.879%, due 11/09/06	6,502,060
2,000,000	#	Allstate Life Global Funding II, 5.060%, due 04/02/07	2,001,291
7,050,000		American Express Bank FSB/Salt Lake City UT, 4.778%, due 01/26/07	7,050,000

18

5,500,000		American Express Bank FSB/Salt Lake City UT, 4.836%, due 12/01/06	5,501,415
4,600,000	#	American General Finance Corp., 4.779%, due 04/13/07	4,599,957
900,000		American General Finance Corp., 5.875%, due 07/14/06	904,656
1,000,000	@@, #	American Honda Finance Corp., 2.875%, due 04/03/06	999,909
4,600,000	@@, #	American Honda Finance Corp., 4.868%, due 09/18/06	4,600,000
2,000,000	#	Bank of New York, 4.858%, due 04/27/07	2,000,000
7,000,000		Banque Nationale de Paris/New York, 4.710%, due 06/21/06	6,999,478
5,000,000		BNP Paribas SA, 4.938%, due 01/26/07	5,000,000
3,750,000		Barclays Bank PLC/New York 4.723%, due 06/21/06	3,749,826
3,325,000		Bear Stearns Cos, Inc., 4.861%, due 04/28/07	3,325,000
3,400,000		Bear Stearns Cos, Inc., 4.880%, due 05/05/07	3,400,000
1,775,000		Bear Stearns Cos, Inc., 6.500%, due 05/01/06	1,777,622
6,150,000	#	Cargill, Inc., 6.250%, due 05/01/06	6,158,257
2,000,000		Credit Suisse First Boston, 5.210%, due 06/19/06	2,000,982
4,350,000		Citigroup, Inc., 5.750%, due 05/10/06	4,354,374
10,200,000	#	Concord Minutemen Capital Co. LLC, 5.102%, due 04/11/07	10,200,000
5,500,000		Credit Suisse/New York, NY 4.620%, due 04/24/07	5,500,440
5,900,000		General Electric Capital Corp., 4.949%, due 05/09/07	5,900,203
2,000,000		General Electric Capital Corp., 5.060%, due 09/18/06	2,001,300
3,200,000	#	Goldman Sachs Group LP, 4.769%, due 04/13/07	3,200,000
2,200,000		Goldman Sachs Group, Inc., 4.810%, due 10/27/06	2,202,216

See Accompanying Notes to Financial Statements

19

BROKERAGE CASH RESERVES(1)	PORTFOLIO OF INVESTMENTS as of March 31, 2006
(continued)

Principal Amount			Value
$ 2,900,000	@@, #	HBOS Treasury Services PLC, 4.876%, due 03/01/07	$2,900,000
4,800,000	@@, #	HBOS Treasury Services PLC, 5.000%, due 04/24/07	4,800,000
3,567,000		Lehman Brothers Holdings, Inc., 6.250%, due 05/15/06	3,573,253
7,400,000	#, I	Money Market Trust Series A, 4.976%, due 05/11/07	7,400,000
4,624,000		Morgan Stanley, 5.185%, due 01/12/07	4,628,100
3,750,000		Morgan Stanley, 6.100%, due 04/15/06	3,751,863
9,000,000		PNC Bank NA, 4.792%, due 01/29/07	8,999,805
2,500,000		Washington Mutual Financial Corp., 6.250%, due 05/15/06	2,504,583
2,750,000		Wells Fargo & Co., 4.876%, due 05/02/07	2,750,000
2,100,000		Westpac Banking Corp., 4.930%, due 04/11/07	2,100,000
		Total Corporate Bonds/Notes (Cost $146,156,712)	146,156,712
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.4%
		Federal Home Loan Bank
8,100,000		4.738%, due 06/14/06	8,099,134
2,900,000		4.788%, due 07/21/06	2,900,000
		Total U.S. Government Agency Obligations (Cost $10,999,134)	10,999,134

Principal Amount			Value
REPURCHASE AGREEMENT: 8.7%
$28,089,000	Morgan Stanley Repurchase Agreement dated 03/31/06, 4.800%, due 04/03/06, $28,100,236 to be received upon repurchase (Collateralized by $29,300,000 Federal National Mortgage Association, 5.700%, Market Value plus accrued interest $28,654,668, due 03/28/17)		$28,089,000
	Total Repurchase Agreement (Cost $28,089,000)		28,089,000
	Total Investments in Securities
	(Cost $325,209,379)*	101.0%	$325,209,379
	Other Assets and Liabilities-Net	(1.0)	(3,132,190)
	Net Assets	100.0%	$322,077,189

(1)                                  All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

ABS                       Asset-Backed Securities

CDO                      Collateralized Debt Obligations

@@                        Foreign issuer

#                                         Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

I                                            Illiquid security

*                                         Cost for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

20

TAX INFORMATION (UNAUDITED)

Dividends paid during the year ended March 31, 2006 were as follows:

Fund Name	Type	Per Share Amount

Brokerage Cash Reserves	NII	$0.0285

NII - Net investment income

Pursuant to Internal Revenue Code Section 871(k), the Fund designates 99.52% of ordinary distributions as interest-related dividends.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

21

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement and sub-advisory agreement for a fund will terminate automatically after the initial term of the agreement (which term may not exceed two years), unless continuation of the agreement is approved annually by the board of trustees or directors of the fund, including a majority of the trustees or directors who have no direct or indirect interest in the agreement and who are not “interested persons” of the fund (the “Independent Trustees”). Consistent with this requirement of the 1940 Act, the board (the “Board”) of certain of the mutual funds within the ING family of funds, including Brokerage Cash Reserves (each, a Fund,” and collectively, the “Funds”) has established a process for considering on an annual basis approval of the continuation of the Investment Management Agreement for each Fund (the “Advisory Agreement”) with ING Investments, LLC (the “Adviser”) and the sub-advisory agreement for each Fund (collectively, the “Sub-Advisory Agreements”) with each sub-adviser of the Funds (the “Sub-Advisers”). Set forth below is a description of the process followed by the Board in considering approval of the continuation of each Advisory and Sub-Advisory Agreement (collectively, the “Agreements”), together with an explanation of many of the factors considered and related conclusions reached by the Board in voting to approve the continuation of each Agreement for an additional one-year period commencing January 1, 2006.

Overview of the Review Process

At a meeting of the Board held on December 14, 2005, the Board, including all of the Independent Trustees, voted to approve continuation of each of the existing Advisory and Sub-Advisory Agreements for the Funds. Prior to voting such approvals, the Board received the affirmative recommendation of the Contracts Committee of the Board, which is a Committee of the Board comprised of all of the Independent Trustees and exclusively of the Independent Trustees. The Contracts Committee recommended approval of the Advisory and Sub-Advisory Agreements after completing an extensive review of information requested by the Committee from the Adviser and each Sub-Adviser, including the following: (1) comparative performance data for each Fund for various time periods; (2) comparative data regarding management fees, including data regarding the fees charged by the Adviser and Sub-Advisers for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the Funds; (3) comparative data regarding the total expenses of each Fund; (4) copies of each form of Advisory Agreement and Sub-Advisory Agreement; (5) copies of the codes of ethics of the Adviser and each Sub-Adviser, together with information relating to the manner in which each code is administered; (6) financial statements of the Adviser and each Sub-Adviser; (7) profitability analyses for the Adviser and each Sub-Adviser with respect to each Fund, and all Funds as a group; (8) descriptions of the qualifications of the investment personnel responsible for managing each Fund, their compensation and their responsibilities with respect to managing other accounts or mutual funds; (9) descriptions of the services provided to the Funds, including the investment strategies and techniques used by each Sub-Adviser in managing the Funds; (10) data relating to portfolio turnover and brokerage practices, including practices with respect to the acquisition of research through “soft dollar” benefits received in connection with the Funds’ brokerage; (11) data comparing the performance of certain Funds against “static portfolios” of the Funds over various time periods; (12) descriptions of the business continuity and disaster recovery plans of the Adviser and each Sub-Adviser; (13) descriptions of various compliance programs of the Adviser and Sub-Advisers, including the Adviser’s programs for monitoring and enforcing compliance with the Funds’ policies with respect to market-timing, late trading and selective portfolio disclosure; and (14) other information relevant to an evaluation of the nature, extent and quality of the services provided by the Adviser and each Sub-Adviser in response to a series of detailed questions presented by independent legal counsel on behalf of the Independent Trustees.

The Contracts Committee began the formal review process in July 2005 when it met separately with independent legal counsel to review the information to be requested from management and the methodology to be used in determining the selected peer groups for comparing performance and expenses. The Contracts Committee then held meetings on November 1 and 2, 2005 and December 13, 2005, during which the Independent Trustees, meeting separately with independent legal counsel, reviewed and evaluated the information described above. As part of the review process, the Contracts Committee also met with representatives from the Adviser and the Sub-Advisers to discuss the information provided to the Committee. The Contracts Committee also considered information that had been provided by the Adviser and Sub-Advisers throughout the year at other meetings of the Contracts Committee, the Audit Committee, the Compliance Committee and the Board.

22

ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

The Independent Trustees were assisted by Goodwin Procter LLP, their independent legal counsel, throughout the contract review process. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each Advisory and Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all of the information provided and was not the result of any one factor. Moreover, each Independent Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each Advisory and Sub-Advisory Agreement.

Nature, Extent and Quality of Services

In considering whether to approve the Advisory and Sub-Advisory Agreements for the Funds for the year commencing January 1, 2006, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and Sub-Advisers. The Board considered the investment management and related services provided by the Adviser and Sub-Advisers, including the quantity and quality of the resources available to provide such services. Among other things, the Board considered the qualifications of the individuals responsible for performing various investment related services. With respect to Funds sub-advised by an affiliate of the Adviser, the Board also received information regarding the compensation paid by the Sub-Adviser to attract and retain individuals to perform these services on both an absolute basis and relative to amounts paid by others in the investment management industry.

The Board also considered the quality of the compliance programs of the Adviser and each Sub-Adviser, including the manner in which the Adviser and each Sub-Adviser monitor for compliance with the investment policies and restrictions of a Fund, the Codes of Ethics of the Adviser and Sub-Advisers with respect to personal trading by employees with access to portfolio information, and other compliance related matters. The Board also considered the actions taken by the Adviser and Sub-Advisers to establish and maintain effective disaster recovery and business continuity plans.

The Board considered the actions taken by the Adviser and its affiliated companies to administer the Funds’ policies and procedures for voting proxies, valuing the Funds’ assets, selective disclosure of portfolio holdings and preventing late-trading and frequent trading of Fund shares.

With respect to these and related compliance matters, the Board also considered the responsiveness of the Adviser and its affiliated companies over the course of the past several years to the inquiries of various regulatory authorities, including the Securities and Exchange Commission and the National Association of Securities Dealers, Inc.

The Board also took into account the efforts of the Adviser and its affiliated companies to reduce the expenses of the Funds, including fees and expenses for transfer agency, custody and audit services. With respect to those Funds that are sub-advised by an affiliate of the Adviser, the Board specifically noted that the Adviser and its affiliated companies have significantly reduced the Funds’ brokerage costs and portfolio turnover rates, as well as the quantity of research acquired through the use of soft dollars from the Funds’ brokerage. The Board also noted the efforts of the Adviser to optimize the number of Funds in the ING complex of mutual funds and to standardize the asset management characteristics and policies across the ING mutual fund platform. Consideration was also given to the benefits that shareholders of the Funds realize because the Funds are part of a larger ING family of mutual funds, including, in most cases, the ability of shareholders to exchange or transfer investments within the same class of shares among a wide variety of mutual funds without incurring additional sales charges.

The Board concluded that the nature, extent and quality of advisory and related services provided by the Adviser and each of the Sub-Advisers, taken as a whole, are consistent with the terms of the respective Advisory and Sub-Advisory Agreements and justify the fees paid by the Funds for such services.

Fund Performance

The Board reviewed each Fund’s investment performance over various time periods on an absolute basis and relative to the performance of (i) one or more appropriate benchmark indexes (such as the S&P 500 Composite Stock Price Index), (ii) a group of similarly managed mutual funds identified by Lipper, Inc. and/or Morningstar, Inc., and (iii) similarly managed mutual funds within a specified peer group based upon a methodology approved by the Contracts Committee (each, a “Selected Peer Group”). The Board reviewed comparative performance data

23

for the one-, three-, five-, and ten-year periods, where applicable, ending June 30, 2005 and September 30, 2005. In evaluating the investment performance of Brokerage Cash Reserves, the Board noted that for periods ended September 30, 2005: (1) the Fund underperformed its Lipper category median and its benchmark for all periods presented; and (2) although the Fund is not ranked by Morningstar, the Fund is ranked by Lipper in the third quintile for the most recent calendar quarter, year-to-date and one year periods and in the fourth quintile for the three- and five-year periods. The Board considered the fact that the Fund is offered as a specialized cash sweep product for use by brokerage firms, that the Fund is structured to provide compensation to these brokerage firms for the cash sweep services provided to their customers, and that the Fund’s performance is adversely affected by such expense structure, particularly during periods of low interest rates. In light of these special considerations, the Board concluded the investment performance of the Fund is satisfactory.

Management Fees, Sub-Advisory Fees and Expenses

Consideration was given to the contractual investment advisory fee rates, inclusive of administrative fee rates, payable by the Funds to the Adviser and its affiliated companies (referred to collectively as “management fees”) and the contractual sub-advisory fee rates payable by the Adviser to each Sub-Adviser for sub-advisory services. As part of its review, the Board considered each Fund’s management fee and total expense ratio, as compared to its Selected Peer Group, both before and after giving effect to any undertaking by the Adviser to waive fees and/or limit the total expenses of a Fund. In addition, the Trustees received information regarding the fees charged by each Sub-Adviser to similarly-managed institutional accounts and other mutual funds, if any, and the comparability (or lack thereof) of the services provided by the Sub-Adviser in managing such accounts and other mutual funds to the services provided in managing the Funds. With respect to the Funds sub-advised by an affiliate of the Adviser, the Board evaluated the reasonableness of the fees payable under the Advisory and Sub-Advisory Agreements as a whole. With respect to the Funds sub-advised by Sub-Advisers that are not affiliated with the Adviser, the Board considered the reasonableness of the fees payable to the Sub-Advisers by the Adviser in light of the ability of the Adviser to negotiate such fees on an arms-length basis. In assessing the reasonableness of the management fee and total expenses for Brokerage Cash Reserves, the Board noted that, as of June 30, 2005, the management fee for the Fund is below the median and the average management fees of the funds in its Selected Peer Group, and the expense ratio for the Fund is above the median and the average expense ratios of the funds in its Selected Peer Group. The Board noted that the Fund’s relatively high expense ratio reflects the costs incurred by the Fund in compensating brokerage firms for making cash sweep services available to their customers. The Board also noted that the Adviser has provided financial support to minimize deviations between the Fund’s amortized cost price per share and its market price per share. After reviewing the foregoing information, and in light of the nature extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board concluded with respect to the Fund that the management fee charged to the Fund for advisory, sub-advisory and related services is fair and reasonable and that the total expense ratio of the Fund is reasonable.

Profitability

The Board considered information relating to revenues, expenses, and profits realized by the Adviser and each Sub-Adviser attributable to performing advisory, sub-advisory and administrative services for the Funds. With respect to Funds sub-advised by an unaffiliated Sub-Adviser, the Board did not consider the profitability of the Sub-Adviser to be a material factor because the Board believes that the Adviser negotiates sub-advisory fees with the unaffiliated Sub-Adviser on an arms-length basis. The Board reviewed profitability data for the Adviser and its affiliated companies, including the distributor of the Funds, relating to (i) each Fund separately, (ii) all Funds as a group, (iii) all “retail” Funds as a group, and (iv) all variable insurance product Funds as a group, in each case for the one-year periods ended December 31, 2004 and December 31, 2003, the nine-month period ended September 30, 2005 and the six-month period ended June 30, 2005. With respect to the Adviser and its affiliated companies, such information was prepared in accordance with a methodology approved by the Contracts Committee. The Board considered the profitability of the Adviser and its affiliated companies attributable to managing and operating each Fund both with and without the profitability of the distributor of the Funds and both before and after giving effect to any expenses incurred by the Adviser or any affiliated company in making revenue sharing or other payments to third parties, including affiliated insurance companies, for distribution and administrative services. With respect to Funds sub-advised by an affiliate of the Adviser, the Board considered the profitability of the Adviser and the Sub-Adviser attributable to managing and operating each Fund as a whole. The Board also considered other direct or indirect benefits that the Adviser and Sub-Advisers, and any affiliated companies thereof, derive from their relationships with the Funds, including the receipt by ING U.S. Financial Services, an affiliate of the Adviser, of fees relating to the offering of bundled financial products, such as annuity contracts, and the receipt by Sub-Advisers of “soft dollar” benefits from the Funds’ brokerage. The Board

24

concluded that, in light of the nature, extent and quality of the services provided, the profits realized by the Adviser and its affiliated companies, taken as a whole, with respect to providing advisory, sub-advisory and administrative services for each Fund are reasonable.

Economies of Scale

In considering the reasonableness of the management fee of each Fund, the Board considered the extent to which economies of scale can be expected to be realized by a Fund’s Adviser and its affiliated companies, on the one hand, and by the Fund, on the other hand, as the assets of the Fund increase. The Board noted that the advisory fee for certain Funds includes breakpoints such that, as the assets of the Fund increase, the Fund’s management fee will decrease as a percentage of the Fund’s total assets. The Board recognized the inherent difficulties in measuring precisely the impact of any economies of scale being realized by the Adviser and its affiliated companies with respect to their management of any one or more Funds. In an effort to determine the extent to which economies of scale, if any, will be realized by the Adviser and its affiliated companies as the assets of the Funds grow, the Board considered the profitability data described above relating to the Adviser and its affiliated companies in light of changes in the assets of the Funds over various time periods. The Board noted that the total assets under management of many Funds have decreased during the past several years and concluded that the economies of scale realized by the Adviser and its affiliated companies from managing the Funds have not increased with respect to such Funds. The Board also reviewed information regarding the expense ratio of each Fund in light of changes in the assets of the Funds over various time periods, noting that, as the assets of a Fund increase, the fixed expenses of the Fund, as a percentage of the total assets of the Fund, can be expected to decrease. The Board considered such expense information in light of projections provided by the Adviser with respect to the future growth of assets of the Funds. Based upon the foregoing, the Board concluded that the economies of scale being realized by the Adviser and its affiliated companies do not mandate the implementation of breakpoints or additional breakpoints, as the case may be, with respect to any Fund at this time.

25

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds’ Boards of Directors. A Director who is not an interested person of the Funds, as defined in the 1940 Act, is an independent Director (“Non-Interested Director”). The Directors of the Fund are listed below. The Statement of Additional Information includes additional information about Directors of the Registrant and is available, without charge, upon request at 1-800-992-0180.

Name, Address and Age	Position(s) held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) during the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Non-Interested Directors:

Albert E. DePrince, Jr. 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 64	Director	June 1998 - Present	Professor of Economics and Finance, Middle Tennessee State University (August 1991 - Present); and Director, Business and Economic Research Center (August 1999 - August 2003).	39	President-Elect, Academy of Economics and Finance (February 2005 - Present).

Maria Teresa Fighetti 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 62	Director	April 1994 - Present	Retired. Formerly, Associate Commissioner/Attorney, New York City Department of Mental Health (June 1973 - October 2002).	39	None

Sidney Koch 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 70	Director	April 1994 - Present	Self-Employed Consultant (June 2000 - Present).	39	None

Dr. Corine T. Norgaard 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 68	Director	June 1991 - Present	Retired. Formerly, President, Thompson Enterprises (September 2004 - September 2005). Formerly, Dean, Barney School of Business, University of Hartford (August 1996 - June 2004).	39	Mass Mutual Corporate and Participation Investors (April 1997 - Present); Advest Trust Company (1998 - Present); and Connecticut Health Foundation (2002 - Present).

Edward T. O’Dell 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 70	Director	June 2002 - Present	Retired. Formerly, Partner of Goodwin Proctor LLP (June 1996 - September 2000).	39	None

Joseph E. Obermeyer 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Director	January 2003 - Present	President, Obermeyer & Associates, Inc. (November 1999 - Present).	39	None

26

DIRECTOR AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) during the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Directors who are “Interested Persons”

J. Scott Fox(2) 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Director	December 1997 - Present	Vice Chairman and Chief Operating Officer, ING Investment Management Co. (April 1994 - Present).	39	None

Thomas J. McInerney(3) ING Investment Management Co. 10 State House Square Hartford, Connecticut Age: 49	Director	April 2002 - Present	Chief Executive Officer, ING U.S. Financial Services (January 2005 - Present); General Manager and Chief Executive Officer, ING U.S. Financial Services (December 2003 - December 2004); Chief Executive Officer, ING U.S. Financial Services (September 2001 - December 2003); and General Manager and Chief Executive Officer, ING U.S. Worksite Financial Services (December 2000 - September 2001).	214

Equitable Life Insurance Co., Golden American Life Insurance Co., Life Insurance Company of Georgia, Midwestern United Life Insurance Co., ReliaStar Life Insurance Co., Security Life of Denver, Security Connecticut Life Insurance Co., Southland Life Insurance Co., USG Annuity and Life Company, and United Life and Annuity Insurance Co., Inc; Ameribest Life Insurance Co.; First Columbine Life Insurance Co.; and Metro Atlanta Chamber of Commerce (January 2003 - Present)

(1)                   Directors serve until their successors are duly elected and qualified, subject to the Board’s retirement policy.

(2)                   Mr. Fox is an “interested person,” as defined under the 1940 Act, because of his relationship with ING Investment Management Co., an affiliate of ING Investments.

(3)                   Mr. McInerney is an “interested person,” as defined under the 1940 Act, because of his affiliation with ING Groep N.V., the parent corporation of the Investment Manager, ING Investments, LLC and the Distributor, ING Funds Distributor, LLC.

27

DIRECTOR AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) during the Past Five Years

Officers:

James M. Hennessy 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 56	President and Chief Executive Officer	March 2002 - Present	President and Chief Executive Officer, ING Investments, LLC (December 2000 - Present). Formerly, Chief Operating Officer, ING Investments, LLC (December 2000 - March 2006).

Michael J. Roland 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Executive Vice President	April 2002 - Present

Executive Vice President, ING Investments, LLC (December 2001 - Present). Formerly, Chief Compliance Officer, ING Investments, LLC, ING Life Insurance and Annuity Company and Directed Services, Inc. (October 2004 - December 2005); Chief Financial Officer and Treasurer, ING Investments, LLC (December 2001 - March 2005); and Senior Vice President, ING Investments, LLC (June 1998 - December 2001).

Stanley D. Vyner 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 55	Executive Vice President	March 2002 - Present

Executive Vice President, ING Investments, LLC (July 2000 - Present); and Chief Investment Risk Officer, ING Investments, LLC (January 2003 - Present); Formerly, Chief Investment Officer of the International Portfolios, ING Investments, LLC (August 2000 - January 2003).

Joseph M. O’Donnell 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 51	Executive Vice President Chief Compliance Officer	March 2006 - Present November 2004 - Present

Chief Compliance Officer and Executive Vice President (March 2006 - Present) of the ING Funds (November 2004 - Present) and ING Investments, LLC, ING Life Insurance and Annuity Company and Directed Services, Inc. (March 2006 - Present). Formerly, Vice President, Chief Legal Counsel, Chief Compliance Officer and Secretary of Atlas Securities, Inc., Atlas Advisers, Inc. and Atlas Funds (October 2001 - October 2004); and Chief Operating Officer and General Counsel of Matthews International Capital Management LLC and Vice President and Secretary of Matthews International Funds (August 1999 - May 2001).

Robert S. Naka 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Executive Vice President and Chief Operating Officer Assistant Secretary	March 2006 - Present March 2002 - Present

Executive Vice President and Chief Operating Officer, ING Funds Services, LLC and ING Investments, LLC (March 2006 - Present); and Assistant Secretary, ING Funds Services, LLC (October 2001 - Present). Formerly, Senior Vice President (August 1999 - March 2006).

Todd Modic 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 38	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2005 - Present

Senior Vice President, ING Funds Services, LLC (April 2005 - Present). Formerly, Vice President, ING Funds Services, LLC (September 2002 - March 2005); and Director of Financial Reporting, ING Investments, LLC (March 2001 - September 2002).

28

DIRECTOR AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) during the Past Five Years

Kimberly A. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 41	Senior Vice President	December 2003 - Present	Senior Vice President and Assistant Secretary, ING Investments, LLC (October 2003 - Present). Formerly, Vice President and Assistant Secretary, ING Investments, LLC (January 2001 - October 2003).

Robyn L. Ichilov 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 38	Vice President and Treasurer	March 2002 - Present	Vice President and Treasurer, ING Funds Services, LLC (October 2001 - Present) and ING Investments, LLC (August 1997 - Present).

Lauren D. Bensinger 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 52	Vice President	March 2003 - Present

Vice President and Chief Compliance Officer, ING Funds Distributor, LLC (July 1995 - Present); and Vice President (February 1996 - Present) and Director of Compliance (October 2004 - Present), ING Investments, LLC. Formerly, Chief Compliance Officer, ING Investments, LLC (October 2001 - October 2004).

Maria M. Anderson 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 47	Vice President	September 2004 - Present

Vice President, ING Funds Services, LLC (September 2004 - Present). Formerly, Assistant Vice President, ING Funds Services, LLC (October 2001 - September 2004) and Manager of Fund Accounting and Fund Compliance, ING Investments, LLC (September 1999 - October 2001).

Mary A. Gaston 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 40	Vice President	March 2005 - Present

Vice President, ING Funds Services, LLC (April 2005 - Present). Formerly, Assistant Vice President, Financial Reporting, ING Funds Services, LLC (April 2004 - April 2005); Manager, Financial Reporting, ING Funds Services, LLC (August 2002 - April 2004); and Controller, Z Seven Fund, Inc. and Ziskin Asset Management, Inc. (January 2000 - March 2002).

Kimberly K. Palmer 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 48	Vice President	March 2006 - Present

Vice President, ING Funds Services, LLC (March 2006 - Present). Formerly, Assistant Vice President, ING Funds Services, LLC (August 2004 - March 2006). Formerly, Manager, Registration Statements, ING Funds Services, LLC (May 2003 - August 2004); Associate Partner, AMVESCAP PLC (October 2000 - May 2003); and Director of Federal Filings and Blue Sky Filings, INVESCO Funds Group, Inc. (March 1994 - May 2003).

Susan P. Kinens 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 29	Assistant Vice President	March 2003 - Present	Assistant Vice President, ING Funds Services, LLC (December 2002 - Present); and has held various other positions with ING Funds Services, LLC for more than the last five years.

Theresa K. Kelety 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Secretary	September 2003 - Present	Counsel, ING Americas, U.S. Legal Services (April 2003 - Present). Formerly, Senior Associate with Shearman & Sterling (February 2000 - April 2003).

29

DIRECTOR AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served(1)	Principal Occupation(s) during the Past Five Years

Huey P. Falgout, Jr. 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 42	Assistant Secretary	September 2003 - Present

Chief Counsel, ING Americas, U.S. Legal Services (September 2003 - Present). Formerly, Counsel, ING Americas, U.S. Legal Services (November 2002 - September 2003); and Associate General Counsel of AIG American General (January 1999 - November 2002).

Robin R. Nesbitt 7337 E. Doubletree Ranch Rd. Scottsdale, Arizona 85258 Age: 32	Assistant Secretary	September 2004 - Present

Counsel, ING Americas, U.S. Legal Services (April 2006 - Present). Formerly, Supervisor, Board Operations, ING Funds Services, LLC (August 2003 - April 2006); Senior Legal Analyst, ING Funds Services, LLC (August 2002 - August 2003); and Associate, PricewaterhouseCoopers (January 2001 - August 2001).

(1)                   The officers hold office until the next annual meeting of the Directors and until their successors have been elected and qualified.

30

Investment Manager

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

Distributor

ING Funds Distributor, LLC

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258

1-800-992-0180

Transfer Agent

DST Systems, Inc.

330 West 9th Street

Kansas City, Missouri 64105

Custodian

The Bank of New York

100 Colonial Center Parkway, Suite 300

Lake Mary, Florida 32746

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

KPMG LLP

99 High Street

Boston, Massachusetts 02110

For more complete information, or to obtain a prospectus on any ING fund, please call your Investment Professional or ING Funds Distributor, LLC at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.

PRAR-BCR	(0306-052706)

31

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer.  There were no amendments to the Code during the period covered by the report.  The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report.  The code of ethics is filed herewith pursuant to Item 10(a)(1), Exhibit 99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Corine Norgaard and Joseph Obermeyer are each audit committee financial experts, as defined in Item 3 of Form N-CSR.  Ms. Norgaard and Mr. Obermeyer are both “independent” for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)                                  Audit Fees:  The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP (“KPMG”), the principal accountant for the audit of the registrant’s annual financial statements, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $28,500 for year ended March 31, 2006 and $40,500 for year ended March 31, 2005.

(b)                                 Audit-Related Fees:  The aggregate fees billed in the last fiscal year for assurance and related services by KPMG that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $10,425 for the year ended March 31, 2006.

There were no other fees for the year ended March 31, 2005.

(c)                                  Tax Fees:  The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG for tax compliance, tax advice, and tax planning were $8,775 in the year ended March 31, 2006 and $19,561 in the year ended March 31, 2005.  Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state and excise tax returns, tax services related to mergers and routine consulting.

(d)                                 All Other Fees:  The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG, other than the services reported in paragraphs (a) through (c) of this Item.

None

(e) (1)      Audit Committee Pre-Approval Policies and Procedures

1

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.              Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the ING Funds (each a “Fund,” collectively, the “Funds”) set out under Paragraph I on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors.  As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds.  The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds’ may establish two different approaches to pre-approving audit and non-audit services.  The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”).  The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors.  Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee.  Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors’ independence.  The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds.  Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality.  Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval.  For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate.  The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval.  The Committee will revise the list of services subject to general pre-approval as appropriate.  This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.            Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval.  Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide.  They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing).  The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A.  The Committee must specifically approve all audit services not listed on Appendix A.

III.           Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors.  The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services.  Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-SAR or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B.  The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.           Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence.  Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may

2

not be supported in the Internal Revenue Code and related regulations.  The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C.  The Committee must specifically approve all tax-related services not listed on Appendix C.

V.            Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund.  The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D.  The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E.  The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.           Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors.  Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval.  The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services.  The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.         Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management.  If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee.  Any such submission will include a detailed description of the services to be rendered.

Notwithstanding this paragraph, the Committee will, on quarterly basis, receive from the independent auditors a list of services provided to date by the auditors during Pre-Approval Period.

3

VIII.        Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members.  Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting.  The Committee will identify any member to whom pre-approval authority is delegated in writing.  The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate.  The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.           Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds.  This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Date last approved: December 13, 2005

4

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January  1, 2006 through December 31, 2006

Service

	The Fund (s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	☒	As presented to Audit Committee(1)

Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.

	☒	Not to exceed $9,300 per filing

Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.

	☒	Not to exceed $8,000 during the Pre-Approval Period

(1)           For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in KPMG’s Proposal or any Engagement Letter covering the period at issue.  Fees in the Engagement Letter will be controlling.

5

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2006 through December 31, 2006

Service

	The Fund (s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services – See Appendix C for tax services associated with fund mergers)	☒	☒	Not to exceed $10,000 per merger

Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.  [Note:  Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]

	☒		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual financial statements	☒		Not to exceed $2,100 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	☒		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	☒	☒	Not to exceed $5,000 per quarter
Training courses	☒	☒	Not to exceed $2,000 per course

6

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2006 through December 31, 2006

Service

	The Fund (s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions.	☒		As presented to Audit Committee (2)
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	☒		As presented to Audit Committee (2)
Assistance and advice regarding year-end reporting for 1099’s	☒		As presented to Audit Committee (2)
Tax assistance and advice regarding statutory, regulatory or administrative developments	☒	☒	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

Tax training courses	☒	☒	Not to exceed $2,000 per course during the Pre-Approval Period
Loan Staff Services		☒	Not to exceed $15,000 during the Pre-Approval Period

(2)           For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, as provided in KPMG's Proposal or any Engagement Letter covering the period at issue.  Fees in the Engagement Letter will be controlling.

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Appendix C, continued

Service

	The Fund (s)	Fund Affiliates	Fee Range
Tax services associated with Fund mergers	☒	☒	Not to exceed $4,000 per fund per merger during the Pre-Approval Period

Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, and similar routine tax consultations

	☒		Not to exceed $50,000 during the Pre-Approval Period

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Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2006 through December 31, 2006

Service

	The Fund (s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		☒	Not to exceed $50,000 during the Pre-Approval Period
Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)	☒		Not to exceed $5,000 per Fund during the Pre-Approval Period

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Appendix E

Prohibited Non-Audit Services
Dated:                    2006

•      Bookkeeping or other services related to the accounting records or financial statements of the Funds

•      Financial information systems design and implementation

•      Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•      Actuarial services

•      Internal audit outsourcing services

•      Management functions

•      Human resources

•      Broker-dealer, investment adviser, or investment banking services

•      Legal services

•      Expert services unrelated to the audit

•      Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

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(e) (2)       Percentage of services referred to in 4(b) — (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)            Percentage of hours expended attributable to work performed by other than full time employees of KPMG if greater than 50%.

Not applicable.

(g)           Non-Audit Fees:  The non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $350,399 for year ended March 31, 2006 and $386,891 for fiscal year ended March 31, 2005.

(h)           Principal Accountants Independence:  The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining KPMG’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment companies.

Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Nominating Committee. The Nominating Committee operates pursuant to a Charter approved by the Board.  The primary purpose of the Nominating Committee is to consider, evaluate and make recommendations to the Board with respect to the nomination and selection of Independent Trustees. In evaluating candidates, the Nominating Committee may consider a variety of factors, but specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews nominees it identifies.  A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include sufficient background information concerning the candidate and should be received in a timely manner.  At a minimum, the following information as to each individual proposed for nomination as director should be included:  the individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected), and all information relating to such individual that is required to be disclosed in a solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee.  To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the SEC.

In evaluating a candidate for the position of Independent Trustee, including any candidate recommended by

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shareholders of the Fund, the Nominating Committee shall consider the following:  (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of other public companies; (iii) the candidate’s educational background, reputation for high ethical standards and professional integrity; (iv) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (v) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vi) the candidate’s ability to qualify as an Independent Trustee for purposes of the 1940 Act; and (vii) such other factors as the Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies.  Prior to making a final recommendation to the Board, the Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

Item 10.  Controls and Procedures.

(a)           Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)           There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as
EX-99.CODE ETH.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

(3)	Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Series Fund, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date: June 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date: June 8, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: June 8, 2006

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